UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-6722


                               Emerald Mutual Fund
               (Exact name of registrant as specified in charter)


                  1703 Oregon Pike, Suite 101, Lancaster, PA
        (Address of principal executive offices)           (Zip code)


                        Citco Mutual Fund Services, Inc.
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 800-232-0224


Date of fiscal year end: 06/30/2004

Date of reporting period: 12/31/2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO SHAREHOLDERS

The following is a copy of the Semi-Annual Report to Shareholders for the period ended December 31, 2003 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

                                                        [EMERALD LOGO]

                                                        E M E R A L D
                                                        -------------
                                                        MUTUAL  FUNDS

                                                      DRIVEN BY RESEARCH


[GRAPHIC OMITTED]


                                  +-------------------------------------------+
                                  |    SEMI-ANNUAL REPORT DECEMBER 31, 2003   |
                                  +-------------------------------------------+


                                                         GROWTH FUND
                                                       Class A: HSPGX
                                                       Class C: HSPCX


                                                    BANK & FINANCE FUND
                                                       Class A: HSSAX
                                                       Class C: HSSCX


                                                       TECHNOLOGY FUND
                                                       Class A: HSYTX
                                                       Class C: HSYCX

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                                                               February 12, 2004

Dear Shareholder:

MARKET & ECONOMIC REVIEW AND FUND PERFORMANCE ANALYSIS

                         "ECONOMIC EXPANSION CONTINUES"

What a wonderful year! The Russell 2000 had its best performance ever. Small outperformed large as it always does in exiting a downturn. Economically speaking, the 3rd Quarter GDP's advance of 8.2% was the best since 1983. "Impressive" is not nearly a strong enough word.

In last year's year-end commentary, we went against the consensus forecast of a 5-6% stock market advance and predicted a 20% advance. The S&P 500 did return 28%, but our small cap growth sector was up 48.6%, and proudly Emerald did even better for our clients. Indeed even with a break out of SARS and the IRAQ war, the U.S. economy, stimulated by both monetary and fiscal policy, snapped back after a 3-year tailspin.

The fact that the Russell 2000 Growth had the best performance this year pays homage to the asset allocators who hung tough over the last 3 years and also included many who actually added more assets to this sector. To the bold, long-term thinkers go the spoils.

The economy ended the year so strongly that above-average growth is almost assured for 2004. For example, jobless claims at 339,000 are now at their lowest level in 3 years, inventory/sales ratios are at historic lows and must be rebuilt, the 3rd quarter 8.2% GDP growth was so good that a sheer multiplier effect will push growth into '04, and finally the manufacturing sector just hit a 20-year high for the ISM manufacturing index. The new orders index also hit new highs.

To the surprise of many, the U.S. consumer proved its resiliency once again. This was the main risk coming into 2003, whether the consumer would roll over or provide support until corporate profits and business spending kicked in. The consumer of course was bolstered by strong refinancing activity and a significant cut in tax rates in the second half of the year. These tax rate reductions were actually effective as of January 1st and therefore our tax refunds in '04 will be significantly greater than in '03.

For the time being we are in an almost blissful state of low interest rates, strong productivity and strong corporate profits. Throughout early December the Fed Governors were again on the speaking tour all delivering one message -- Rates will stay low for a considerable period of time. This phrase has been removed by the Fed, but we don't see much of a change coming either. It is our conjecture that rates won't increase until at least the May 4th meeting, and quite possibly "considerably" longer. Strong corporate profits as discussed earlier will have a very beneficial impact on a new economic growth cycle of IT and productivity spending. Given this strong economic backdrop, we foresee a market return again above average, and above consensus. For the overall market, we see a 10-15% return and for small cap growth we foresee 15-18%.

                                                                               1
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EMERALD GROWTH FUND

                                  PERFORMANCE RESULTS FOR PERIODS ENDED DECEMBER 31, 2003
                    --------------------------------------------------------------------------------
                                                AVERAGE ANNUAL RETURN                       TOTAL
                      TOTAL       ---------------------------------------------------      RETURNS
                      RETURN                                                SINCE           SINCE
FUND/INDEX          SIX MONTHS    ONE YEAR    FIVE YEARS    TEN YEARS     INCEPTION**    INCEPTION**
-----------         ----------    --------    ----------    ---------     -----------    -----------
Emerald Growth
Fund -- Class A*
        At NAV         +27.33%     +50.81%      +11.37%      +12.99%      +14.04%          +338.86%
        At MOP         +21.27%     +43.65%      +10.30%      +12.44%      +13.55%          +317.96%
Russell 2000G Index    +24.48%     +48.54%      + 0.86%      + 5.43%      + 7.47%          +125.10%
Russell 2000 Index     +24.92%     +47.25%      + 7.13%      + 9.47%      +11.51%          +240.73%
Morningstar -- Small
  Company
  Funds Index          +23.45%     +44.82%      + 7.35%      +11.15%      +13.03%          +296.71%

* Prior to 7/1/01 the Fund, called HomeState Pennsylvania Growth Fund, pursued a different investment objective.
**   Inception Date: 10/01/92

Past performance is no guarantee of future results. Emerald Growth Fund returns at NAV do not include the effects of the Fund's Class A maximum 4.75% sales charge; returns at MOP do. The Russell 2000 Growth Index measures the performance returns of the Growth segment of the Russell universe. The Morningstar Small-Company Funds Average represents 681, 663, 419, 144 and 56 small-company funds, respectively, for total return without regard to sales charges for the Six Months, One Year, Five Year, Ten Year and Since Inception (10/1/92) periods. All performance results assume reinvestment of dividends. As you review the results above, please note that the Fund has invested in a variety of initial public offerings (IPO's). The performance of IPO's may have a greater impact on the performance results of a smaller fund, and may lessen as the Fund's assets grow.

Top 5 Contributors to Performance Over the Last 6 Months:

XM Satellite Radio (XMSR)
IGEN International (IGEN)
Cognizant Technology Solutions (CTSH)
Amkor Technology (AMKR)
Martek Biosciences (MATK)

Top 5 Detractors to Performance Over the Last 6 Months:

BioSphere Medical (BSMD)
Bombay Co. (BBA)
Exact Sciences (EXAS)
Interdigital Communications (IDCC)
Columbia Laboratories (COB)

With such strong performance in 2003, our performance was clearly not just from 1 or 2 sectors or just from the few stocks listed above. Our performance was the result of the fundamental research conducted by Emerald's team of analysts and portfolio managers. Let's take a little time to examine where some of our returns came from. First, our consumer licensing companies like Marvel Enterprises did well in '03 and we expect this to continue in '04. Marvel is a leading character-based entertainment and licensing company who realized a rise in its share price, due to continued strong financial results from licensing activities related to The Hulk fea-

2
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ture film and  anticipation of the company's  strong 2004 feature film pipeline.
That pipeline includes a potential box-office blockbuster in Spider-Man 2, as well as Blade 3, The Punisher, and Man-Thing. Our sources indicate that the worldwide Spider-Man 2 licensing program should surpass that of both The Hulk and the initial Spider-Man movie. Despite Marvel's strong financial performance and favorable outlook, the company remains one of the most attractively valued companies in the entertainment industry.

Satellite Radio, a consumer item with a new technological delivery system, was also a significant winner in '03. This industry is a duopoly with Sirius (SIRI) & XM Satellite Radio (XMSR) owning the licenses to this new and exciting consumer service. Emerald invested in XMSR because we believe the company is the clear leader in both the OEM channel with its relationships with General Motors and Honda as well as the retail channel with the strong sell-through of its SkyFi and Roadie products.

Outside of the consumer sector, we continue to favor more cyclical sectors such as technology, manufacturing and producer durables. Within technology and producer durable sectors, we have and continue to maintain our bullish outlook on capital equipment, for both the semiconductor and flat panel industries, as well as for select component companies, as the industry continues to show signs of recovery. Units have returned to peak levels, average selling prices are stabilizing, capacity utilization is on this rise, and the number of the new fabs being constructed or planned for construction are growing. All of these factors are driving capital expenditures higher, which has been reflected in the upward momentum experienced in both orders and bookings. As a result of these increasingly positive datapoints, a number of our technology and producer durable holdings outperformed their respective indices including: Amkor Technology (AMKR) and ChipPAC (CHPC), two leading contract manufacturers for semiconductor assembly and testing that are benefiting from increased semiconductor unit volumes and the trend to outsourcing; Photon Dynamics (PHTN) and Applied Films (AFCO), manufacturers of capital equipment used to manufacture flat panel displays that are well positioned to take advantage of an accelerating  market  growth  as  flat  panels  are  integrated  into  TVs;  LTX
Corporation (LTXX) and Credence Systems (CMOS), two manufacturers of semiconductor test equipment that are servicing the need for high-volume testing of new semiconductor packages. Our focus within this area is on companies in two broad categories: leading-edge equipment suppliers positioned to gain market share as the industry evolves to copper interconnections at the 130nm node and below, and suppliers that have the capacity to win market share as production volume improves.

In addition to semiconductors, we are increasingly optimistic about the opportunity within information technology. Although there still hasn't been a significant increase in corporate IT spending, there is increasing evidence (i.e., increased bidding activity) suggesting corporations are showing interest in new projects. In the Emerald portfolios DiamondCluster International (DTPI) has been a beneficiary of this interest. DiamondCluster is a leading provider of high-end, technology-focused, strategic consulting services. The company recently returned to profitability as a rebound in demand for its services has led to higher volumes and improved pricing. For the first time in nearly three years, DiamondCluster is actively expanding its consultant workforce to meet the demands of a rapidly expanding project pipeline in both the US and Europe. With Diamond as a leading indicator we believe that much of the interest being expressed will turn into increased IT spending during the course of 2004 with increasing corporate profits being the key enabler. We have focused on niche providers such as Cognizant Technology Solutions (CTSH) an IT services company utilizing

                                                                               3
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offshore  resources  positioned  to beat the  projected  25-30% market growth in
2004, and MICROS Systems (MCRS),  a leading provider of Point of Sale technology
to  the  hospitality   industry,   who  is  well  positioned  to  capitalize  on
accelerating  demand  from  the  lodging  sector,   continued  strength  in  the
restaurant sector, strong recurring revenue streams, the accretion of the Datavantage acquisition, and a favorable competitive environment.

The manufacturing sector is also starting to show signs of life as evidenced by our holding in Wesco International (WCC). Wesco International is a leading distributor of electrical equipment to manufacturers, retailers, utilities and commercial construction firms. Wesco began to see demand stabilize in Q3-03, and our research indicates that demand improved through the 4th quarter. Wesco has substantial operating and financial leverage, which positions the company for rapid growth in earnings as its business environment improves. In addition, during the 4th quarter, the company completed the repurchase of nearly 10% of its outstanding shares, which should boost 2004 EPS by over $0.10 per share.

Emerald has also maintained its emphasis on the life sciences sector. Life Science was a strong contributor to Emerald's performance as well as the indices, the major indices [NASDAQ Biotech (NBI) and Amex Biotech (BTK)] rose nearly 40% during the past 12 months.

Ever since Dr. Mark D. McClellan, MD., Ph.D. took office in November 2002, the US Food and Drug Administration (FDA) has been bending backwards to expedite new drug approvals in sectors where there is a clear clinical / patient benefit. Areas such as AIDS, cardiology, infections, oncology and other life-threatening diseases have seen fast track designations in order to get medicines quickly to patients. This has been very good news for many life-sciences companies, patients and investors as clinical developments time-spans were reduced by years, resulting in tremendous cost savings to companies and investors. We do not expect this to change in the foreseeable future as long as the Commissioner is in place and there are no major embarrassing product recalls.

Our oncology  exposure  included ILEX Oncology (ILXO),  Celgene (CELG) and Telik
(TELK). Specialty companies included Martek Biosciences (MATK), the infant formula additive providers and Gen-Probe (GPRO), the diagnostic testing and blood screening company (West Nile Virus, etc.), were among our standout performers.

Looking forward, we anticipate the strength in life sciences to continue through 2004. The life sciences group as a whole is more financially healthy as many public companies during 2003 took advantage of the extremely low interest rates and a healthy investment climate to access the convertible preferred and private financing markets, clean up their balance sheets, and prepare for the future which we view as positive. More importantly we expect 2004 to bring a number of key approvals such as DNA's Avastin and IMCL's Erbitux early in the year, as well as high quality clinical information made available at major medical meetings. This bodes well for performance in the sector.

Outside of what one would consider the core growth areas, Emerald seeks to find growth opportunities within all sectors of the marketplace. In that regard we have experienced a great amount of success in financial services. The bank sector received a boost from an acceleration in merger and acquisition activity that started with the purchase of two community banks in the Mid-Atlantic area. Emerald's insurance exposure for a growth manager is overweighted due to the strong premium cycle that continues for our smaller companies. Earnings

4
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growth  continues to be above  average and equal to almost any sector except for the highest growth names in the technology sector.

EMERALD SELECT BANKING AND FINANCE FUND

The Select Banking and Finance Fund provided substantial upside for our shareholders over both the last six months (+25.2%) and the calendar year (+44.6%). After 4 years of very good relative and nominal years averaging over 15%, the Fund still participated in the outstanding rebound that the stock market as a whole registered in 2003.

                                                    PERFORMANCE RESULTS FOR PERIODS ENDED DECEMBER 31, 2003
                                      ---------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL RETURN                       TOTAL
                                        TOTAL       ---------------------------------------------------      RETURNS
                                        RETURN                                                 SINCE          SINCE
FUND/INDEX                            SIX MONTHS    ONE YEAR    THREE YEARS   FIVE YEARS     INCEPTION**    INCEPTION**
----------                            ----------    --------    -----------   ----------     ----------     -----------
Emerald Select Banking & Finance
  Fund -- Class A*
    At NAV                             +25.24%       +44.58%      +24.17%       +20.80%       +15.77%         +173.46%
    At MOP                             +19.30%       +37.70%      +22.17%       +19.62%       +14.95%         +160.44%
Russell 2000 Index                     +24.92%       +47.25%      + 6.27%       + 7.13%       + 7.52%         + 64.59%
Morningstar Financial Funds Average    +18.27%       +33.31%      + 5.03%       + 7.71%          n/a              n/a

* Prior to 10/20/98 the Fund, called the Select Opportunities Fund, pursued a different objective.
**   Inception Date: 2/18/97

Past performance is no guarantee of future results. The Select Banking and Finance Fund returns at NAV do not include the effects of the Fund's Class A maximum 4.75% sales charge; returns at MOP do. The Russell 2000 Index measures the performance returns of 2000 similar cap companies. Investments cannot be made in an index. The Morningstar Financial Funds Average represents 116, 115, 96 and 62 financial services funds for total return without regard to sales charges for the Six Months, One Year and Three Year, Five Year, and Since Inception (2/18/97) periods, respectively. All performance results assume reinvestment of dividends.

This performance was partially a result of moving to a greater weight in insurance companies, diversified financial service companies and investment management companies early in 2003. While these were well timed additions to the portfolio, our greatest exposure (year end 70+%) remained community banks. This segment continues to take market share from its larger competitors, which includes major regionals, national franchises, and money center banks. We believe this trend will continue well into the future providing a continuing attractive sector for the Emerald Fund to invest.

The community banking sector in which the Emerald Fund specializes has substantial advantages to its much bigger peers. These include:

     1.) Personalized customer services for the retail client as well as the small business segment.
     2.)  Better asset quality,  a focus of Emerald.
     3.)  Many have lower funding costs through consumer deposits.
     4.)  Greater opportunities to increase fee income.

                                                                               5
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Top 5 Contributors to Performance Over the Last 6 Months

Commercial Capital Bancorp, Inc. (CCBI)
Wilshire State Bank (WSBK)
Allegiant Bancorp (ALLE)
Capital Crossing Bank (CAPX)
Harleysville National Corp. (HNBC)

Top 5 Detractors to Performance Over the Last 6 Months

Waddell and Reed Financial (WDR)
Coast Financial Holdings (CFHI)
MBT Financial (MBTF)
Sun Bancorp (Pennsylvania) (SUBI)
Middleburg Financial (MBRG)

The bank sector received a boost from an acceleration in merger and acquisition activity that started with the purchase of 2 community banks in the Mid-Atlantic area. First, PNC Financial took over United National Bank (UNBJ) in Bridgewater, New Jersey and Fleet Financial took over Progress Financial (PGRS) in Blue Bell, Pennsylvania. Both United National and Progress were holdings in the Bank Fund, enhancing our returns in the 3rd Quarter.

The M&A activity continued throughout the year and we believe will be the major theme in 2004 and 2005. Even the largest of the large got into the act with J.
P. Morgan acquiring Bank One. All of this activity forces everyone to make a move. For example, our second largest holding, Commercial Capital (CCBI), acquired Hawthorne Financial because of its base of deposits.

Emerald believes that this trend has led to slight takeover premiums in bank valuations. While valuations are at their highest level since 1998, though substantially below 1997 levels, we expect continued multiple expansion as consolidation continues into 2004. The community bank sector's major theme is one of market share gains versus their larger competitors. With the demographically generated need for financial services in the retail segment and the expected economic rebound helping small business and small commercial real estate ventures, we see a strong trend in the financial services sector for the next several years. Emerald's insurance exposure for a growth manager is overweighted due to the strong premium cycle that continues for our smaller companies. Earnings growth continues to be above average and equal to almost any sector except for the highest growth names in the technology sector.

EMERALD SELECT TECHNOLOGY FUND

After 3 years of very different returns in the small cap tech sector, the Fund ramped off the bottom starting on March 12, 2003 and continued to lead the market throughout the year.

6
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
                                                    PERFORMANCE RESULTS FOR PERIODS ENDED DECEMBER 31, 2003
                                      ---------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL RETURN                       TOTAL
                                        TOTAL       ---------------------------------------------------      RETURNS
                                        RETURN                                                 SINCE          SINCE
FUND/INDEX                            SIX MONTHS    ONE YEAR    THREE YEARS   FIVE YEARS     INCEPTION**    INCEPTION**
----------                            ----------    --------    -----------   ----------     -----------    -----------
Emerald Select Technology
   Fund -- Class A*
        At NAV                          +39.18%      +74.83%      -20.41%       -1.95%         -0.24%         - 1.47%
        At MOP                          +32.60%      +66.67%      -21.69%       -2.89%         -1.03%         - 6.17%
Russell 2000G Index                     +24.48%      +48.54%      - 2.03%       +0.86%         +0.51%         + 3.20%
Russell 2000 Index                      +24.92%      +47.25%      + 6.26%       +7.13%         +5.49%         +39.02%
Morningstar-Technology
Funds Index                             +24.71%      +55.44%      -17.12%       -1.14%           n/a             n/a

* Prior to 2/29/00 the Fund, called the Year 2000 Fund, focused on a specific industry within the technology sector.
**   Inception Date: 10/31/97

As you review the results above, please note that the Fund has invested in a variety of initial public offerings (IPO's). The performance of IPO's may have a greater impact on the performance results of a smaller fund, and may lessen as the Fund's assets grow. Past performance is no guarantee of future results. Emerald Select Technology Fund returns at NAV do not include the effects of the Fund's Class A maximum 4.75% sales charge; returns at MOP do. The Russell 2000 Growth Index measures the performance of the Growth companies in Russell's small cap universe. The Morningstar Technology Funds Average represents 326, 323, 285, and 110 technology funds, respectively, for total return without regard to sales charges for the Six Months, One Year, Three Year, Five Year and Since Inception (10/31/97) periods. All performance results assume reinvestment of dividends.

Top 5 Contributors to Performance Over the Last 6 Months

XM Satellite Radio (XMSR)
Semitool (SMTL)
Cognizant Technology (CTSH)
Amkor Technology (AMKR)
Lexar Media (LEXR)

Top 5 Detractors to Performance Over the Last 6 Months

WMS Industries (WMS)
Interdigital Communications (IDCC)
Sanchez Computer (SCAI)
Protein Design Labs (PDLI)
White Electronics Designs (WEDC)

Our emphasis remains on the emergence and proliferation of Flat Panel Displays. Flat Panel replacement for the desktop is continuing at a steady pace, but the real growth is in Liquid Crystal Display (LCD) TV's. Display Search estimates we will have 50 million units by 2008. We expect capital expenditures to rise 43% in 2004 benefitting our holdings, Applied Film Technology (AFCO) and Photon Dynamics (PHTN).

We are also focusing on absolute unit growth plays in the Semiconductor Industry. In September 2003, integrated circuits unit volumes exceeded 2000 peak levels. This is quite astounding, considering the 3 year down-

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turn the tech sector  endured at the  beginning  of the decade.  The problem has been the average selling prices (ASP's) fell rapidly because of too much capacity, a result of the massive overbuilding in 1999 & 2000. But with ASP's now firming and expectations of at least a 5 - 10% increase in 2004, combined with capacity utilization levels moving over 90%, we now expect a significant upcycle in capital spending for new equipment and technologies.

With new money being spent on both the front end and back end, we have identified many beneficiaries for the months ahead. On the front end, ion implanter Varian Semiconductor (VSEA) and a deposition and cleaning beneficiary in Semitool (SMTL). On the back end, we believe a strong upcycle for test is occurring, yielding our picks of LTX Corp. (LTXX) and Credence Systems (CMOS).

Finally, our big push has been to catch the outsourcing cycle of assembly and test functions. Today only 25 - 30% of this market is outsourced with trends clearly pointing towards a significantly greater amount due to cost efficiencies and the increased complexity involved with new packaging techniques. Our picks in this area are Amkor Technologies (AMKR) and ChipPac (CHPC).

IT outsourcing is also a major theme in today's market with the possibility of doubling and doubling again over the next 4 years. Cognizant Technology Solution
(CTSH) based in Teaneck, NJ is the clear leader in outsourcing CRM and other solutions for the financial and health care industries.

In 2004, we expect IT spending to be finally freed up at the executive level, resulting in a new growth era for software companies. We expect this area to expand throughout 2004 if it develops as we expect.

Telecom spending is also finally set for improvement, especially focused on VOIP technology. Beneficiaries in this area include Ixia (XXIA), OpNet (OPNT) and Extreme Networks (EXTR). Life Sciences is important in this fund as we mix and match biotech with small cap technology to diversify the Fund. With a positive outlook for the economy, we look for this fund to continue to build on its success in 2003.

MUTUAL FUND CONCERNS

On behalf of all of our Trustees, we want to ensure our shareholders that we take our responsibilities at the Emerald Funds with the greatest amount of respect, diligence and commitment to you, our shareholders. We have always believed that adherence to the highest levels of fiduciary responsibility and care is demanded to win and retain your trust and your investment dollar. The shape of the mutual fund industry will change greatly over the next few months and we intend to continue to meet our commitment to you in terms of service, reporting and investment returns.

Sincerely,

Kenneth G. Mertz II, CFA                        Stacey L. Sears
Chief Investment Officer                        Co-Portfolio Manager -- Emerald Growth Fund
Co-Portfolio Manager -- Emerald Growth Fund
Portfolio Manager -- Emerald Bank Fund
Portfolio Manager -- Emerald Tech Fund

--------------------------------------------------------------------------------
================================================================================
EMERALD MUTUAL FUNDS
REPORT FROM MANAGEMENT -- CONTINUED
--------------------------------------------------------------------------------

The views expressed are the opinions of the portfolio managers as of the reporting date and are subject to change.

ABOUT THE PERFORMANCE INFORMATION APPEARING IN THE LETTERS TO SHAREHOLDERS:

All performance information is presented on a total return basis unless otherwise noted and reflects the reinvestment of distributions. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate with market conditions so that shares may be worth more or less when redeemed than their original cost. Funds that invest in a particular industry or geographic region may involve a greater degree of risk than funds with a more diversified portfolio. All three Emerald Mutual Funds invest in the stocks of smaller-sized companies, which may involve higher risk and increased volatility than the stocks of larger companies. Write or call for a free copy of the Funds' current prospectus, which contains more complete information including management fees, sales charges and other charges and expenses, and which you should read carefully before investing.

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====================================================================================================
EMERALD MUTUAL FUNDS -- GROWTH FUND
SCHEDULE OF INVESTMENTS                                                DECEMBER 31, 2003 (UNAUDITED)
----------------------------------------------------------------------------------------------------

                                                                                           MARKET
                                                                    SHARES                 VALUE
                                                                    ------                 ------
COMMON STOCKS -- 97.24%
AUTO & TRANSPORTATION -- 0.71%
         RAILROADS --  0.71%
         Genesee & Wyoming, Inc.* ..............................     25,600           $      806,400
                                                                                      --------------

CONSUMER DISCRETIONARY -- 19.33%
         CASINO & GAMBLING -- 0.21%
         Multimedia Games, Inc.* ...............................      5,900                  242,490
                                                                                      --------------

         EDUCATION SERVICES -- 0.99%
         Education Management Corp.* ...........................     36,502                1,133,022
                                                                                      --------------

         ENTERTAINMENT -- 1.18%
         Alliance Gaming Corp.* ................................     54,500                1,343,425
                                                                                      --------------

         HOUSEHOLD FURNISHINGS -- 0.73%
         The Bombay Company, Inc.* .............................    102,300                  832,722
                                                                                      --------------

         RADIO & TV BROADCASTERS -- 2.74%
         Entercom Communications Corp.* ........................     11,970                  633,931
         XM Satellite Radio Holdings Inc.* .....................     94,300                2,485,748
                                                                                      --------------
                                                                                           3,119,679
                                                                                      --------------

         RENTAL & LEASING SERVICES -- 1.68%
         Aaron Rents, Inc. .....................................     41,400                  833,382
         Wesco International, Inc. .............................    121,700                1,077,045
                                                                                      --------------
                                                                                           1,910,427
                                                                                      --------------

         RESTAURANTS -- 0.63%
         RARE Hospitatlity International, Inc.* ................     29,400                  718,536
                                                                                      --------------

         RETAIL -- 8.48%
         Aeropostale, Inc.* ....................................     25,800                  707,436
         American Eagle Outfitters* ............................     53,300                  874,120
         Coldwater Creek Inc.* .................................     64,507                  709,576
         Cost Plus, Inc.* ......................................     17,200                  705,200
         Global Imaging Systems, Inc.* .........................     38,900                1,235,075
         Guitar Center, Inc.* ..................................     14,700                  478,926
         Hibbett Sporting Goods, Inc.* .........................     39,300                1,171,140
         HOT Topic, Inc.* ......................................     38,100                1,122,426
         Linens 'N Things, Inc.* ...............................     27,600                  830,208
         The Wet Seal, Inc.* ...................................     68,150                  674,004
         1-800-FLOWERS.COM, Inc.* ..............................    103,835                1,148,415
                                                                                      --------------
                                                                                           9,656,526
                                                                                      --------------

10                                                    See accompanying Notes to Financial Statements

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====================================================================================================
EMERALD MUTUAL FUNDS -- GROWTH FUND
SCHEDULE OF INVESTMENTS -- CONTINUED                                   DECEMBER 31, 2003 (UNAUDITED)
----------------------------------------------------------------------------------------------------

                                                                                           MARKET
                                                                    SHARES                 VALUE
                                                                    ------                 ------
         SERVICES: COMMERCIAL -- 0.65%
         Genio Group, Inc.* ....................................     47,450           $       97,273
         4Kids Entertainment, Inc.* ............................     25,015                  650,890
                                                                                      --------------
                                                                                             748,163
                                                                                      --------------
         TOYS -- 2.04%
         Marvel Enterprises, Inc.* .............................     79,900                2,325,889
                                                                                      --------------
         TOTAL CONSUMER DISCRETIONARY ......................................              22,030,879
                                                                                      --------------

ENERGY -- 1.68%
         COAL -- 0.21%
         Callon Pete Co.* ......................................     23,000                  238,510
                                                                                      --------------

         MACHINERY: OIL WELL EQUIPMENT & Services -- 1.14%
         Cal Dive Intl.* .......................................     30,600                  737,766
         Pride International, Inc.* ............................     30,100                  561,064
                                                                                      --------------
                                                                                           1,298,830
                                                                                      --------------
         OIL: CRUDE PRODUCERS -- 0.33%
         Quicksilver Resources, Inc.* ..........................     11,700                  377,910
                                                                                      --------------
         TOTAL ENERGY ......................................................               1,915,250
                                                                                      --------------

FINANCIAL SERVICES -- 9.31%
         BANKS: REGIONAL -- 4.11%
         Banc Corp.* ...........................................     23,100                  196,350
         Bank of the Ozarks, Inc. ..............................      6,900                  155,319
         Community Banks, Inc. .................................     22,130                  869,930
         Harleysville National Corp. ...........................     39,101                1,176,940
         S&T Bancorp, Inc. .....................................     16,250                  485,875
         Sun Bancorp, Inc. .....................................     35,990                  950,136
         Yardville National Bancorp ............................     33,100                  851,993
                                                                                      --------------
                                                                                           4,686,543
                                                                                      --------------

         INSURANCE: MULTI-LINE- 2.05%
         HCC Insurance Holdings, Inc. ..........................     32,600                1,036,680
         Penn-America Group, Inc. ..............................     97,680                1,296,213
                                                                                      --------------
                                                                                           2,332,893
                                                                                      --------------

         INSURANCE: PROPERTY-CASUALTY- 2.32%
         Markel Corp.* .........................................      2,100                  532,371
         Philadelphia Consolidated Holding Co.* ................     31,700                1,547,911
         Selective Insurance Group .............................     17,500                  566,300
                                                                                      --------------
                                                                                           2,646,582
                                                                                      --------------

See accompanying Notes to Financial Statements                                                    11

----------------------------------------------------------------------------------------------------
====================================================================================================
EMERALD MUTUAL FUNDS -- GROWTH FUND
SCHEDULE OF INVESTMENTS -- CONTINUED                                   DECEMBER 31, 2003 (UNAUDITED)
----------------------------------------------------------------------------------------------------

                                                                                           MARKET
                                                                    SHARES                 VALUE
                                                                    ------                 ------
         REAL ESTATE INVESTMENT TRUSTS -- 0.28%
         La Quinta Corp.* ......................................     49,100           $      314,731
                                                                                      --------------
         SAVINGS & LOAN -- 0.55%
         Commercial Capital Bancorp, Inc.* .....................     29,501                  631,616
                                                                                      --------------
         TOTAL FINANCIAL SERVICES ..........................................              10,612,365
                                                                                      --------------

HEALTH CARE -- 21.39%
         BIOTECHNOLOGY RESEARCH & PRODUCTION -- 6.21%
         Cubist ................................................     71,539                  869,914
         Martek Biosciences Corp.* .............................     32,650                2,121,271
         Maxim Pharmaceuticals, Inc. ...........................     27,001                  240,308
         Telik, Inc.* ..........................................     76,200                1,753,362
         Vaxgen, Inc.* .........................................    221,700                1,755,864
         Vicuron Pharmaceuticals, Inc.* ........................     18,000                  335,700
                                                                                      --------------
                                                                                           7,076,419
                                                                                      --------------
         DRUGS & PHARMACEUTICALS -- 6.15%
         Alkermes, Inc.* .......................................     44,900                  606,150
         Columbia Laboratories, Inc.* ..........................     49,300                  310,590
         Dendreon Corp. ........................................     54,800                  441,688
         Depomed, Inc. .........................................    104,600                  741,614
         ILEX Oncology, Inc.* ..................................     48,002                1,020,043
         KV Pharmaceutical Co.* ................................     61,686                1,572,993
         Sciclone Pharmaceuticals, Inc. ........................     27,700                  187,806
         Medicines Co., The* ...................................     72,300                2,129,958
                                                                                      --------------
                                                                                           7,010,842
                                                                                      --------------

         ELECTRONICS: MEDICAL SYSTEMS -- 2.08%
         Cardiodynamics Intl. Corp. ............................     74,700                  445,959
         EPIX Medical, Inc.* ...................................     26,100                  424,908
         VISX, Incorporated* ...................................     64,600                1,495,490
                                                                                      --------------
                                                                                           2,366,357
                                                                                      --------------

         HEALTH CARE SERVICES -- 0.79%
         LabOne, Inc.* .........................................     27,700                  899,419
                                                                                      --------------

         HEALTH CARE FACILITIES -- 1.45%
         Psychiatic Solutions ..................................     18,600                  388,740
         Renal Care Group, Inc.* ...............................     30,800                1,268,960
                                                                                      --------------
                                                                                           1,657,700
                                                                                      --------------

12                                                     See accompanying Notes to Financial Statements

----------------------------------------------------------------------------------------------------
====================================================================================================
EMERALD MUTUAL FUNDS -- GROWTH FUND
SCHEDULE OF INVESTMENTS -- CONTINUED                                   DECEMBER 31, 2003 (UNAUDITED)
----------------------------------------------------------------------------------------------------

                                                                                           MARKET
                                                                    SHARES                 VALUE
                                                                    ------                 ------
         MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 4.17%
         Gen-Probe Incorporated* ...............................     60,500           $    2,206,435
         IGEN International, Inc.* .............................     18,631                1,097,552
         ResMed Inc.* ..........................................     14,100                  585,714
         Respironics, Inc.* ....................................     19,000                  856,710
                                                                                      --------------
                                                                                           4,746,411
                                                                                      --------------

         MISCELLANEOUS HEALTH CARE -- 0.54%
         ThermoGenesis Corp.* ..................................    118,000                  611,240
                                                                                      --------------
         TOTAL HEALTH CARE .................................................              24,368,388
                                                                                      --------------

MATERIALS & PROCESSING -- 3.44%
         CHEMICALS -- 3.44%
         Airgas, Inc.* .........................................     92,200                1,980,456
         Cabot Microelectronics Corp.* .........................     23,000                1,127,000
         MacDermid, Inc. .......................................     23,700                  811,488
                                                                                      --------------
                                                                                           3,918,944
                                                                                      --------------

PRODUCER DURABLES -- 18.51%
         AEROSPACE -- 1.27%
         Environmental Tectonics, Inc.* ........................    190,500                1,451,610
                                                                                      --------------

         ELECTRICAL EQUIPMENT & COMPONENTS -- 0.79%
         Cohu, Inc. ............................................     47,200                  903,880
                                                                                      --------------

         ELECTRICAL: INSTRUMENT GAUGES -- 0.94%
         Keithley Instruments, Inc. ............................     47,000                  860,100
         RAE Systems ...........................................     62,900                  213,860
                                                                                      --------------
                                                                                           1,073,960
                                                                                      --------------

         IDENTIFICATION CONTROL & FILTER -- 0.99%
         ESCO Technologies, Inc.* ..............................     25,800                1,126,170
                                                                                      --------------
         MACHINERY: INDUSTRIAL/SPECIALTY -- 1.72%
         Paragon Technologies, Inc.* ...........................    201,715                1,956,635

         MACHINERY: SPECIALTY -- 3.05%
         Applied Films Corp.* ..................................     65,454                2,161,291
         Semitool, Inc.* .......................................    122,384                1,312,079
                                                                                      --------------
                                                                                           3,473,370
                                                                                      --------------


See accompanying Notes to Financial Statements                                                     13

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====================================================================================================
EMERALD MUTUAL FUNDS -- GROWTH FUND
SCHEDULE OF INVESTMENTS -- CONTINUED                                   DECEMBER 31, 2003 (UNAUDITED)
----------------------------------------------------------------------------------------------------

                                                                                           MARKET
                                                                    SHARES                 VALUE
                                                                    ------                 ------
         MANUFACTURING -- 1.51%
         Met-Pro Corp. .........................................    106,666           $    1,722,656
                                                                                      --------------

         PRODUCTION TECHNOLOGY EQUIPMENT -- 7.45%
         August Technology Corp. ...............................      8,200                  152,111
         Brooks Automation, Inc. ...............................     18,500                  447,145
         Credence Systems Corporation* .........................     19,500                  256,620
         Kulicke and Soffa Industries, Inc. ....................     47,703                  685,969
         LTX Corp. .............................................     88,200                1,325,646
         Mykrolis Corp. ........................................     58,700                  943,896
         Photon Dynamics, Inc.* ................................     53,400                2,148,816
         Rudolph Technologies, Inc.* ...........................     39,950                  980,373
         Varian Semiconductor Equipment Associates, Inc.* ......     35,300                1,542,257
                                                                                      --------------
                                                                                           8,482,833
                                                                                      --------------

         TELECOMMUNICATION EQUIPMENT -- 0.79%
         Interdigital Communications Corp.* ....................     43,600                  899,904
                                                                                      --------------
         TOTAL PRODUCER DURABLES ...........................................              21,091,018
                                                                                      --------------

TECHNOLOGY -- 22.61%

         COMPUTER SERVICES SOFTWARE -- 6.54%
         Cognizant Technology Solutions Corporation* ...........     44,600                2,035,544
         Diamond Cluster, Intl.* ...............................    173,500                1,769,700
         Micros Systems, Inc.* .................................     45,372                1,967,331
         Opnet Technologies, Inc.* .............................     25,490                  419,566
         Opsware, Inc.* ........................................    130,200                  963,480
         Zoran Corp.* ..........................................     16,700                  290,413
                                                                                      --------------
                                                                                           7,446,034
                                                                                      --------------

         COMMUNICATIONS TECHNOLOGY -- 1.87%
         Extreme Networks, Inc.* ...............................     34,600                  249,466
         Ixia* .................................................     69,904                  817,877
         Seachange International, Inc.* ........................     43,400                  668,360
         ViaSat, Inc.* .........................................     20,835                  398,782
                                                                                      --------------
                                                                                           2,134,485
                                                                                      --------------

         COMPUTER TECHNOLOGY -- 1.93%
         Drexler Technology Corp.* .............................     29,100                  397,797
         Lexar Media, Inc.* ....................................     63,600                1,108,548
         Neoware Systems, Inc.* ................................     50,955                  698,084
                                                                                      --------------
                                                                                           2,204,429
                                                                                      --------------

14                                                    See accompanying Notes to Financial Statements

----------------------------------------------------------------------------------------------------
====================================================================================================
EMERALD MUTUAL FUNDS -- GROWTH FUND
SCHEDULE OF INVESTMENTS -- CONTINUED                                   DECEMBER 31, 2003 (UNAUDITED)
----------------------------------------------------------------------------------------------------

                                                                                           MARKET
                                                                    SHARES                 VALUE
                                                                    ------                 ------
         ELECTRICAL & ELECTRONICS -- 2.13%
         Benchmark Electronics, Inc.* ..........................     33,150           $    1,153,951
         TTM Technologies* .....................................     47,700                  805,176
         Universal Display Corp.* ..............................     33,800                  462,046
                                                                                      --------------
                                                                                           2,421,173
                                                                                      --------------

         ELECTRONICS -- 4.16%
         Avid Technology, Inc.* ................................     39,400                1,891,200
         Flir Systems, Inc.* ...................................     22,400                  817,600
         II-VI, Inc.* ..........................................     55,800                1,439,640
         Richardson Electronics Ltd. ...........................     24,310                  298,770
         Semtech Corp.* ........................................     13,000                  295,490
                                                                                      --------------
                                                                                           4,742,700
                                                                                      --------------

         ELECTRONICS: TECHNOLOGY -- 0.19%
         Cubic Corp. ...........................................      9,300                  213,900
                                                                                      --------------

         ELECTRONICS: SEMI-CONDUCTORS -- 5.79%
         Amkor Technology, Inc.* ...............................    133,705                2,434,768
         ChipPAC, Inc.* ........................................     96,664                  733,680
         eMagin Corporation* ...................................     20,700                   28,566
         Integrated Circuit Systems, Inc.* .....................     22,400                  638,175
         ON Semiconductor Corp. ................................    184,300                1,188,735
         Virage Logic Corp.* ...................................     59,014                  600,173
         White Electronic Designs Corp.* .......................     86,702                  762,978
         Zilog, Inc.* ..........................................     41,200                  214,241
                                                                                      --------------
                                                                                           6,601,316
                                                                                      --------------
         TOTAL TECHNOLOGY ..................................................              25,764,037
                                                                                      --------------

UTILITIES -- 0.26%
         UTILITIES: TELECOMMUNICATIONS -- 0.26%
         Dobson Communications Corp. ...........................      44,300                 291,051
                                                                                      --------------

         TOTAL COMMON STOCKS (COST $78,035,100) ............................             110,798,332
                                                                                      --------------

See accompanying Notes to Financial Statements                                                    15

--------------------------------------------------------------------------------------------------------
========================================================================================================
EMERALD MUTUAL FUNDS -- GROWTH FUND
SCHEDULE OF INVESTMENTS -- CONTINUED                                       DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------------------------------

                                                                       PRINCIPAL               MARKET
                                                                        AMOUNT                 VALUE
                                                                       ---------               ------
SHORT-TERM INVESTMENTS -- 2.34%
         U.S TREASURY OBLIGATIONS -- 2.28%
         U.S. Treasury Bills due 01/02/04, 0.42% ...................   1,300,000           $   1,299,970
         U.S. Treasury Bills due 01/15/04, 0.72% ...................   1,300,000               1,299,616
                                                                                           -------------
                                                                                               2,599,586
                                                                                           -------------

         VARIABLE RATE DEMAND NOTES # -- 0.06%
         First American Prime Obligations Fund, 07/06/2004, 0.76% ..      69,756                  69,756
                                                                                           -------------

         TOTAL SHORT-TERM INVESTMENTS (COST $2,669,342) .........................              2,669,342
                                                                                           -------------
TOTAL INVESTMENTS (COST $80,704,442) -- 99.58% ...................................           113,467,674

OTHER ASSETS AND LIABILITIES, NET -- 0.42% .......................................               473,005
                                                                                           -------------
NET ASSETS -- 100.00% ............................................................         $ 113,940,679
                                                                                           =============

*    Non-income producing security
# Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates.
     The rate listed is as of December 31, 2003.

16                                                        See accompanying Notes to Financial Statements

----------------------------------------------------------------------------------------------------
====================================================================================================
EMERALD MUTUAL FUNDS -- SELECT BANKING AND FINANCE FUND
SCHEDULE OF INVESTMENTS                                                DECEMBER 31, 2003 (UNAUDITED)
----------------------------------------------------------------------------------------------------

                                                                                           MARKET
                                                                    SHARES                 VALUE
                                                                    ------                 ------
COMMON STOCKS -- 97.83%

FINANCIAL SERVICES -- 95.86%
           BANKS: REGIONAL -- 73.77%
           Abigail Adams National Bancorp .....................     50,438                $  958,313
           ACNB Corp. .........................................     12,000                   323,700
           Alabama National Bancorp ...........................     63,509                 3,337,398
           Allegiant Bancorp, Inc. ............................    140,387                 3,937,856
           Associated Banc-Corp. ..............................     57,900                 2,469,435
           Banc Corp. .........................................     83,191                   707,124
           Bank of Hawaii Corp. ...............................     20,800                   877,760
           Bank of the Ozarks, Inc. ...........................    111,740                 2,515,267
           Boston Private Financial Holdings., Inc. ...........     67,500                 1,676,700
           Camden National Corp. ..............................     75,100                 2,280,036
           Capital Bank Corp. .................................     40,500                   625,725
           Capital Bancorp Limited ............................     19,800                   562,320
           Capital Corp of the West* ..........................     37,300                 1,478,572
           Capital Crossing Bank* .............................     52,900                 2,504,339
           Cardinal Financial Corporation .....................    125,000                 1,035,000
           Cascade Financial Corporation ......................     96,250                 1,865,229
           CB Bancshares, Inc. ................................     14,040                   878,904
           Central Pacific Financial Corp. ....................     56,200                 1,688,248
           Chester Valley Bancorp .............................     86,204                 1,996,485
           Chittenden Coporation ..............................     50,500                 1,698,820
           Classic Bancshares, Inc. ...........................     14,830                   493,097
           CNB Florida Bancshares, Inc. .......................     60,200                 1,384,600
           Coast Financial Holdings ...........................     61,500                   824,100
           Codorus Valley Bancorp, Inc. .......................     64,985                 1,358,186
           Columbia Bancorp ...................................     61,475                 1,964,126
           Community Bank System, Inc. ........................     36,800                 1,803,200
           Community Banks, Inc. ..............................     55,356                 2,176,044
           Community First Bankshares, Inc. ...................     49,500                 1,432,530
           ECB Bancorp, Inc. ..................................     13,000                   370,500
           First Community Bancshares, Inc. ...................     23,690                   785,560
           First Midwest Cancorp, Inc. ........................     20,000                   648,200
           First Oak Brook Bancshares, Inc. ...................     80,700                 2,421,807
           Florida Banks, Inc.* ...............................     36,200                   506,800
           F.N.B. Corp. .......................................     52,874                 1,874,383
           FNB Corp. ..........................................     37,700                 1,119,690
           FNB Financial Services Corporation .................     50,000                   997,500
           Fulton Financial Corp. .............................     59,805                 1,310,328
           Great Southern Bancorp, Inc. .......................     46,300                 2,146,931

See accompanying Notes to Financial Statements                                                    17

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====================================================================================================
EMERALD MUTUAL FUNDS -- SELECT BANKING AND FINANCE FUND
SCHEDULE OF INVESTMENTS -- CONTINUED                                   DECEMBER 31, 2003 (UNAUDITED)
----------------------------------------------------------------------------------------------------

                                                                                           MARKET
                                                                    SHARES                 VALUE
                                                                    ------                 ------
           BANKS: REGIONAL -- 73.77% (CONTINUED)
           Harleysville National Corp. ........................    122,078                $3,674,548
           Heritage Commerce Corp.* ...........................     30,300                   371,175
           IBERIABANK Corporation .............................     60,900                 3,593,100
           International Bancshares Corp. .....................     40,856                 1,926,360
           Lakeland Financial Corp. ...........................     45,000                 1,589,400
           Leesport Financial Corp. ...........................     41,445                   974,786
           Legacy Bank of Harrisburg*^ ........................     56,027                   714,344
           Local Financial Corp.* .............................     50,900                 1,060,756
           Macatawa Bank Corporation ..........................     10,815                   306,173
           Main Street Banks, Inc. ............................    162,970                 4,318,705
           MB Financial Corp. .................................     87,250                 3,175,900
           MBT Financial Corp. ................................      3,837                    63,349
           Mercantile Bank Corporation ........................     99,800                 3,642,700
           Mercantile Bankshares Corp. ........................     35,000                 1,595,300
           Middleburg Financial Corp. .........................     42,700                 1,708,000
           National Penn Bancshares, Inc. .....................     24,790                   796,255
           Northrim BanCorp, Inc. .............................    160,000                 3,672,000
           Oak Hill Financial, Inc. ...........................     64,389                 1,983,825
           Pacific Crest Capital, Inc. ........................     82,800                 2,140,380
           Patriot Bank Corp. .................................     91,381                 2,614,410
           Pennrock Financial Services Corp. ..................     24,965                   775,912
           Pinnacle Financial Partners, Inc. ..................     25,000                   587,500
           Princeton National Bancorp, Inc. ...................     63,900                 1,824,345
           PrivateBancorp, Inc. ...............................     28,150                 1,281,388
           Prosperity Bancshares, Inc. ........................     41,500                   934,580
           S&T Bancorp, Inc. ..................................     39,091                 1,168,821
           Shore Bancshares, Inc. .............................      2,717                   103,491
           Sky Financial Group, Inc. ..........................    120,391                 3,122,943
           Southern Financial Bancorp, Inc. ...................          1                        30
           Southside Bancshares, Inc. .........................     66,455                 1,229,425
           Southwest Bancorp, Inc. ............................     64,738                 1,157,515
           Sterling Financial Corp. ...........................     82,600                 2,292,150
           Summit Bancshares, Inc. ............................     25,000                   696,500
           Sun Bancorp, Inc. ..................................    114,437                 3,021,143
           Sun Bancorp, Inc.* .................................     29,477                   558,884
           Texas Capital Bancshares, Inc. .....................    146,920                 2,124,757
           Union Bankshares Corp. .............................     88,777                 2,707,699
           United Community Banks, Inc. .......................     30,200                   993,580
           United National Bancorp ............................     23,100                   825,363
           Virginia Financial Group, Inc. .....................     40,700                 1,445,664
           Webster Financial Corp. ............................     79,400                 3,641,284
           Wilshire State Bank* ...............................    178,280                 3,462,019

18                                                    See accompanying Notes to Financial Statements

----------------------------------------------------------------------------------------------------
====================================================================================================
EMERALD MUTUAL FUNDS -- SELECT BANKING AND FINANCE FUND
SCHEDULE OF INVESTMENTS -- CONTINUED                                   DECEMBER 31, 2003 (UNAUDITED)
----------------------------------------------------------------------------------------------------

                                                                                           MARKET
                                                                    SHARES                 VALUE
                                                                    ------                 ------
           BANKS: REGIONAL -- 73.77% (CONTINUED)
           Wintrust Financial Corporation .....................     21,000              $    947,100
           Yardville National Bancorp .........................     94,800                 2,440,152
                                                                                        ------------
                                                                                         134,298,524
                                                                                        ------------
           DIVERSIFIED FINANCIAL SERVICES -- 2.92%
           Bear Stearns Companies Inc., The ...................     20,200                 1,614,990
           E*TRADE Group, Inc.* ...............................    200,600                 2,537,590
           Legg Mason, Inc. ...................................     10,000                   771,800
           Stifel Financial Corp. .............................     20,000                   390,000
                                                                                        ------------
                                                                                           5,314,380
                                                                                        ------------

           INSURANCE CARRIERS: MULTI-LINE -- 2.26%
           Penn America Group, Inc. ...........................     73,500                   975,345
           HCC Insurance Holdings, Inc. .......................     98,600                 3,135,480
                                                                                        ------------
                                                                                           4,110,825
                                                                                        ------------

           INSURANCE CARRIERS: PROPERTY & Casualty -- 10.05%
           Donegal Group, Inc .................................    103,600                 2,281,272
           Erie Indemnity Co. .................................     27,400                 1,161,212
           Markel Corp.* ......................................      9,000                 2,281,590
           Navigators Group, Inc., The* .......................     78,700                 2,429,469
           NCRID Group, Inc. ..................................     63,000                   670,950
           PartnerRe Ltd. .....................................     29,000                 1,683,450
           Philadelphia Consolidated Holding Co.* .............     74,600                 3,642,718
           Selective Insurance Group ..........................     44,000                 1,423,840
           United Fire & Casualty Co. .........................     67,600                 2,728,336
                                                                                        ------------
                                                                                          18,302,837
                                                                                        ------------

           INVESTMENT MANAGEMENT COMPANIES -- 0.87%
           Affiliated Managers Group, Inc.* ...................     16,000                 1,113,440
           Waddell & Reed Financial, Inc. .....................     20,100                   471,546
                                                                                        ------------
                                                                                           1,584,986
                                                                                        ------------

           SAVINGS & LOAN -- 5.99%
           Commercial Capital Bancorp, Inc.* ..................    200,650                 4,295,917
           Dime Community Bancshares, Inc. ....................     70,200                 2,159,352
           First Niagara Financial Group, Inc. ................    111,200                 1,657,992
           FloridaFirst Bancorp, Inc. .........................     29,500                   976,450
           Guaranty Federal Bancshares, Inc. ..................     47,000                   904,750
           Pacific Premier Bancorp, Inc. ......................     81,200                   900,508
                                                                                        ------------
                                                                                          10,894,969
                                                                                        ------------
           TOTAL FINANCIAL SERVICES .......................................              174,506,521
                                                                                        ------------

See accompanying Notes to Financial Statements                                                    19

----------------------------------------------------------------------------------------------------
====================================================================================================
EMERALD MUTUAL FUNDS -- SELECT BANKING AND FINANCE FUND
SCHEDULE OF INVESTMENTS -- CONTINUED                                   DECEMBER 31, 2003 (UNAUDITED)
----------------------------------------------------------------------------------------------------

                                                                                           MARKET
                                                                    SHARES                 VALUE
                                                                    ------                 ------
REAL ESTATE INVESTMENT TRUSTS -- 1.97%
           Entertainment Properties Trust .....................     70,900              $  2,460,939
           Gladstone Commercial Corp ..........................     25,000                   421,250
           Urstadt Biddle Properties, Inc. ....................     50,000                   707,500
                                                                                        ------------
           TOTAL REAL ESTATE INVESMENT TRUSTS .............................                3,589,689
                                                                                        ------------
           TOTAL COMMON STOCKS (COST $140,602,522) ........................              178,096,210
                                                                                        ------------

                                                                  PRINCIPAL
                                                                    AMOUNT
                                                                  ---------

SHORT-TERM INVESTMENTS -- 3.80%
           U.S. TREASURY OBLIGATIONS -- 2.84%
           U.S. Treasury Bills due 01/02/2004, 0.43% ..........   1,100,000                1,099,974
           U.S. Treasury Bills due 01/08/2004, 0.67% ..........   3,000,000                2,999,563
           U.S. Treasury Bills due 01/15/2004, 0.72% ..........   1,070,000                1,069,683
                                                                                        ------------
           TOTAL U.S. TREASURY OBLIGATIONS INVESTMENTS .....................               5,169,220
                                                                                        ------------

           VARIABLE RATE DEMAND NOTES # -- 0.96%
           First American Prime Obligations Fund,
             07/06/2004, 0.76%   ..............................   1,744,358                1,744,358
                                                                                        ------------
           TOTAL INVESTMENTS (COST $6,913,578) .............................               6,913,578
                                                                                        ------------
TOTAL INVESTMENTS (COST $147,516,100) -- 101.63% ............................            185,009,788

LIABILITIES IN EXCESS OF OTHER ASSETS, NET -- (1.63%) .......................             (2,959,348)

NET ASSETS -- 100.00% .......................................................           $182,050,440
                                                                                        ============

*    Non-income producing security
#    Variable rate demand notes are considered  short-term  obligations  and are payable on demand.  Interest rates change  periodically on specified dates.
     The rate listed is as of December 31, 2003.
^    Illiquid security.

20                                                    See accompanying Notes to Financial Statements

----------------------------------------------------------------------------------------------------
====================================================================================================
EMERALD MUTUAL FUNDS -- SELECT TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS                                                DECEMBER 31, 2003 (UNAUDITED)
----------------------------------------------------------------------------------------------------

                                                                                           MARKET
                                                                    SHARES                 VALUE
                                                                    ------                 ------
COMMON STOCKS -- 92.23%

CONSUMER DISCRETIONARY -- 3.83%
          RADIO & T.V. BROADCASTERS -- 3.83%
          XM Satellite Radio Holdings Inc.* ...................      6,100               $   160,796
                                                                                         -----------
          TOTAL CONSUMER DISCRETIONARY ....................................                  160,796
                                                                                         -----------

HEALTHCARE -- 13.84%
          BIOTECHNOLOGY RESEARCH & PRODUCTION -- 5.61%
          Celgene Corp.* ......................................      1,300                    58,526
          Maxim Pharmaceuticals, Inc. .........................      5,400                    48,060
          Telik, Inc.* ........................................      5,600                   128,856
                                                                                         -----------
                                                                                             235,442
                                                                                         -----------
          DRUGS & PHARMACEUTICALS -- 4.92%
          Alkermes, Inc.* .....................................      2,700                    36,450
          ILEX Oncology, Inc.* ................................      4,400                    93,500
          Medicines Co. .......................................      2,600                    76,596
                                                                                         -----------
                                                                                             206,546
                                                                                         -----------
          MEDICAL & DENTAL INSTRUMENTS & SUPPLIES -- 3.31%
          Gen-Probe, Inc. .....................................      3,800                   138,586
                                                                                         -----------
          TOTAL HEALTHCARE ................................................                  580,574
                                                                                         -----------

MATERIALS & PROCESSING -- 0.82%
          CHEMICALS -- 0.82%
          Cabot Microelectronics Corp.* .......................        700                    34,300
                                                                                         -----------
          TOTAL MATERIALS & PROCESSING ....................................                   34,300
                                                                                         -----------

PRODUCER DURABLES -- 27.98%
          ELECTRICAL EQUIPMENT AND COMPONENTS -- 1.78%
          COHU, Inc. ..........................................      3,900                    74,685
                                                                                         -----------

          ELECTRONICS: INSTRUMENTS GAUGES -- 1.83%
          Keithley Instruments, Inc. ..........................      4,200                    76,860
                                                                                         -----------

          MACHINERY: SPECIALTY -- 6.81%
          Applied Films Corp.* ................................      4,500                   148,590
          Semitool, Inc.* .....................................     12,800                   137,229
                                                                                         -----------
                                                                                             285,819
                                                                                         -----------


See accompanying Notes to Financial Statements                                                    21

----------------------------------------------------------------------------------------------------
====================================================================================================
EMERALD MUTUAL FUNDS -- SELECT TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS -- CONTINUED                                   DECEMBER 31, 2003 (UNAUDITED)
----------------------------------------------------------------------------------------------------

                                                                                           MARKET
                                                                    SHARES                 VALUE
                                                                    ------                 ------
          MISCELLANEOUS -- 4.43%
          Fairchild Semiconductor Corp. .......................      3,800               $    94,886
          Ultratech, Inc.* ....................................      3,100                    91,047
                                                                                         -----------
                                                                                             185,933
                                                                                         -----------

          PRODUCTION TECHNOLOGY EQUIPMENT -- 11.55%
          August Technology ...................................        500                     9,275
          Kulicke and Soffa Industries, Inc.* .................      5,800                    83,404
          LTX Corp. ...........................................      3,300                    49,599
          MYKROLIS Corp. ......................................      2,700                    43,416
          Photon Dynamics, Inc.* ..............................      2,400                    96,576
          Rudolph Technologies, Inc.* .........................      1,500                    36,810
          Tessera Technologies ................................      3,000                    56,430
          Varian Semiconductor Equipment Associates, Inc.* ....      2,500                   109,225
                                                                                         -----------
                                                                                             484,735
                                                                                         -----------
          TELECOMMUNICATIONS EQUIPMENT -- 1.58%
          Interdigital Communications Corp.* ..................      3,200                    66,048
                                                                                         -----------
          TOTAL PRODUCER DURABLES .........................................                1,174,080
                                                                                         -----------

TECHNOLOGY -- 45.76%
          COMPUTER SERVICES & SOFTWARE -- 10.55%
          Ansoft Corp. ........................................      3,300                    42,339
          Cognizant Technology Solutions Corporation* .........      3,200                   146,048
          MICROS Systems, Inc.* ...............................      3,100                   134,416
          OPSWARE, Inc. .......................................      8,700                    64,380
          Zoran Corporation* ..................................      3,200                    55,648
                                                                                         -----------
                                                                                             442,831
                                                                                         -----------
          COMMUNICATIONS TECHNOLOGY -- 4.80%
          Ixia* ...............................................      6,000                    70,200
          KVH Industries, Inc. ................................      1,800                    49,446
          Seachange International, Inc.* ......................      5,300                    81,620
                                                                                         -----------
                                                                                             201,266
                                                                                         -----------

          COMPUTER TECHNOLOGY -- 3.29%
          Lexar Media, Inc.* ..................................      5,100                    88,893
          Neoware Systems, Inc.* ..............................      3,600                    49,320
                                                                                         -----------
                                                                                             138,213
                                                                                         -----------

22                                                    See accompanying Notes to Financial Statements

----------------------------------------------------------------------------------------------------
====================================================================================================
EMERALD MUTUAL FUNDS -- SELECT TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS -- CONTINUED                                   DECEMBER 31, 2003 (UNAUDITED)
----------------------------------------------------------------------------------------------------

                                                                                           MARKET
                                                                    SHARES                 VALUE
                                                                    ------                 ------
          ELECTRICAL & ELECTRONICS -- 2.91%
          Benchmark Electronics, Inc.* ........................      2,700               $    93,987
          Jabil Circuit, Inc.* ................................      1,000                    28,300
                                                                                         -----------
                                                                                             122,287
                                                                                         -----------

          ELECTRONICS -- 5.01%
          Flir Systems, Inc.* .................................      2,300                    83,950
          II-VI, Inc.* ........................................      2,400                    61,920
          Vishay Intertechnology, Inc.* .......................      2,800                    64,120
                                                                                         -----------
                                                                                             209,990
                                                                                         -----------

          ELECTRONICS: SEMICONDUCTORS -- 19.20%
          Amkor Technology, Inc.* .............................      9,200                   167,532
          ChipPAC, Inc.* ......................................     14,700                   111,573
          eMagin Corporation* .................................     18,500                    25,530
          Integrated Circuit Systems, Inc.* ...................      3,500                    99,715
          Intersil Corporation ................................      2,100                    52,185
          MEMC Electronics Materials, Inc. ....................      6,000                    57,720
          ON Semiconductor Corp. ..............................     19,500                   125,775
          Transmeta Corp. .....................................     20,000                    68,000
          Virage Logic Corporation* ...........................      5,000                    50,850
          Zebra Technologies Corp. ............................        700                    46,459
                                                                                         -----------
                                                                                             805,339
                                                                                         -----------
          TOTAL TECHNOLOGY ................................................                1,919,926
                                                                                         -----------
          TOTAL COMMON STOCKS (COST $2,610,868) ...........................                3,869,676
                                                                                         -----------

OPTIONS -- 4.41%
          CALL OPTIONS -- 3.10%
          XM Satellite Radio Holdings Inc.,
             Jan. 2004, Strike 7.50* ..........................     10,000                   185,000
                                                                                         -----------
          TOTAL OPTIONS (COST $12,650) ....................................                  185,000
                                                                                         -----------

                                                                 PRINCIPAL
SHORT-TERM INVESTMENTS -- 2.50%                                    AMOUNT
                                                                 ---------
          VARIABLE RATE DEMAND NOTES # -- 2.50%
          First American Prime Obligations Fund,
             07/06/2004, 0.76% ................................    105,032                   105,032
                                                                                         -----------
          TOTAL SHORT-TERM SECURITIES (COST $105,032) .....................                  105,032
                                                                                         -----------
TOTAL INVESTMENTS (COST $2,728,550) -- 99.14% ..............................               4,159,708

OTHER ASSETS AND LIABILITIES, NET -- 0.86% .................................                  36,163

NET ASSETS -- 100.00% ......................................................             $ 4,195,871
                                                                                         ===========

*    Non-income producing security
# Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates.
     The rate listed is as of December 31, 2003.

See accompanying Notes to Financial Statements                                                    23


-----------------------------------------------------------------------------------------------------------------------------------
===================================================================================================================================
EMERALD MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                     SELECT           SELECT
                                                                                                  BANKING AND       TECHNOLOGY
                                                                                  GROWTH FUND     FINANCE FUND         FUND
                                                                                 -------------    -------------    -------------
ASSETS
Investments in securities at market value (cost $80,704,442,
   $147,516,100 and $2,728,550, respectively) .............................      $ 113,467,674    $ 185,009,788    $   4,159,708
Deposits with brokers for securities sold short ...........................                 --               --           21,164
Receivables:
   Dividends and interest .................................................             15,104          263,181              254
   Investment securities sold .............................................          1,223,103               --          300,156
   Capital shares sold ....................................................            309,026        1,330,735            8,574
Other assets ..............................................................             43,385           46,050           12,772
                                                                                 -------------    -------------    -------------
          Total assets ....................................................        115,058,292      186,649,754        4,502,628
                                                                                 -------------    -------------    -------------

LIABILITIES
Payables for: .............................................................
   Investment securities purchased ........................................            882,855        4,296,653          282,972
   Capital shares redeemed ................................................            107,243          174,341            7,826
   Advisory fee payable ...................................................             64,118           85,775            3,434
Accrued expenses and other liabilities ....................................             63,397           42,545           12,525
                                                                                 -------------    -------------    -------------
          Total liabilities ...............................................          1,117,613        4,599,314          306,757
                                                                                 -------------    -------------    -------------
Net Assets ................................................................      $ 113,940,679    $ 182,050,440    $   4,195,871
                                                                                 =============    =============    =============

NET ASSETS CONSIST OF:
Shares of beneficial interest .............................................      $  85,829,272    $ 141,605,558    $  11,547,111
Accumulated net investment income/(loss) ..................................           (689,623)        (174,476)         (50,097)
Accumulated net realized gain/(loss) on investments .......................         (3,962,202)       3,125,670       (8,732,301)
Net unrealized appreciation on investments ................................         32,763,232       37,493,688        1,431,158
                                                                                 -------------    -------------    -------------
          Total Net Assets ................................................      $ 113,940,679    $ 182,050,440    $   4,195,871
                                                                                 =============    =============    =============

CLASS A SHARES:
Net assets ................................................................      $ 103,931,594    $ 116,462,543    $   3,782,900
                                                                                 -------------    -------------    -------------
Shares of beneficial interest issued and outstanding, no par value ........          7,994,561        4,715,251          481,851
                                                                                 -------------    -------------    -------------
Net asset value and redemption price per share ............................             $13.00           $24.70            $7.85
                                                                                        ======           ======            =====
Maximum offering price per share(net asset value plus sales
      charge of 4.75% of the offering price) ..............................             $13.65           $25.93            $8.24
                                                                                        ======           ======            =====
CLASS C SHARES:
Net assets ................................................................      $  10,009,085    $  65,587,897    $     412,971
                                                                                 -------------    -------------    -------------
Shares of beneficial interest issued and outstanding, no par value ........            787,004        2,700,769           53,465
                                                                                 -------------    -------------    -------------
Net asset value and redemption price per share ............................             $12.72           $24.28            $7.72
                                                                                        ======           ======            =====
Maximum offering price per share(net asset value plus sales
      charge of 1.00% of the offering price) ..............................             $12.85           $24.53            $7.80
                                                                                        ======           ======            =====

24                                                                                See accompanying Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------------------------
===================================================================================================================================
EMERALD MUTUAL FUNDS
STATEMENTS OF OPERATIONS (UNAUDITED)                                                                              DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2003
                                                                                 -----------------------------------------------
                                                                                                     SELECT           SELECT
                                                                                                  BANKING AND       TECHNOLOGY
                                                                                  GROWTH FUND     FINANCE FUND         FUND
                                                                                 -------------    ------------     -------------
INVESTMENT INCOME
   Dividends ..............................................................      $     123,511    $   1,114,519    $         579
   Interest                                                                             13,010           20,079              500
                                                                                 -------------    -------------    -------------
                                                                                       136,521       1,134,598             1,079
                                                                                 -------------    -------------    -------------

EXPENSES
   Investment Advisory fees ...............................................            379,819          638,977           18,027
   12b-1 fees - Class A ...................................................            164,259          150,820            8,120
   12b-1 fees - Class C ...................................................             37,113          223,386            1,787
   Shareholder servicing and accounting ...................................            144,569          185,979            5,138
   Professional fees ......................................................             26,362           27,619            3,010
   Trustees' fees and expenses ............................................              4,951            2,837            1,717
   Reports to shareholders ................................................             12,162           15,250              478
   Federal and state registration fees ....................................              9,020           12,153            8,405
   Custody fees ...........................................................             13,125           11,259            4,125
   Other ..................................................................             34,764           40,794              822
                                                                                 -------------    -------------    -------------
      Total expenses before fee waivers ...................................            826,144        1,309,074           51,629
   Advisory fee waived ....................................................                 --               --               --
   Reimbursement by Advisor ...............................................                 --               --              453
                                                                                 -------------    -------------    -------------
      Total expenses ......................................................            826,144        1,309,074           51,176
                                                                                 -------------    -------------    -------------
NET INVESTMENT INCOME/(LOSS) ..............................................           (689,623)        (174,476)         (50,097)
                                                                                 -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
   Net realized gain/(loss) on:
      Investments .........................................................          7,603,480        3,711,942          294,673
      Short positions .....................................................                 --               --               --
   Change in unrealized appreciation/(depreciation) on investments
      Investments .........................................................         16,448,258       25,000,652          892,709
      Short positions .....................................................                 --               --            4,851
                                                                                 -------------    -------------    -------------
   Net realized and unrealized gain/(loss) ................................         24,051,738       28,712,594        1,192,233
                                                                                 -------------    -------------    -------------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...............................................      $  23,362,115    $  28,538,118    $   1,142,136
                                                                                 =============    =============    =============


See accompanying Notes to Financial Statements                                                                                25

-----------------------------------------------------------------------------------------------------------------------------------
===================================================================================================================================
EMERALD MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS                                                                               DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED DECEMBER 31, 2003 (UNAUDITED)
                                                                                                     SELECT           SELECT
                                                                                                  BANKING AND       TECHNOLOGY
                                                                                  GROWTH FUND     FINANCE FUND         FUND
                                                                                 -------------    -------------    -------------
OPERATIONS
     Net investment income/(loss) .........................................      $    (689,623)   $    (174,476)   $     (50,097)
     Net realized gain/(loss)
       Investments ........................................................          7,603,480        3,711,942          294,673
     Change in unrealized appreciation/(depreciation) on:
       Investments ........................................................         16,448,258       25,000,652          897,560
                                                                                 -------------    -------------    -------------
              NET INCREASE/(DECREASE) IN NET ASSETS
                RESULTING FROM OPERATIONS .................................         23,362,115       28,538,118        1,142,136
                                                                                 -------------    -------------    -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income - Class A ......................................                 --          (20,232)              --
     Net investment income - Class C ......................................                 --               --               --
     Net realized capital gain - Class A ..................................                 --         (692,942)              --
     Net realized capital gain - Class C ..................................                 --         (364,072)              --
                                                                                 -------------    -------------    -------------
            TOTAL DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS .............                 --       (1,077,246)              --
                                                                                 -------------    -------------    -------------

CAPITAL SHARE TRANSACTIONS
     Net increase/(decrease) in net assets resulting from
       capital share transactions .........................................          7,613,878       67,542,621          281,091
                                                                                 -------------    -------------    -------------
TOTAL INCREASE/(DECREASE) IN NET ASSETS ...................................         30,975,993       95,003,493        1,423,227
NET ASSETS
     Beginning of period ..................................................         82,964,686       87,046,947        2,772,644
                                                                                 -------------    -------------    -------------
     End of period ........................................................      $ 113,940,679    $ 182,050,440    $   4,195,871
                                                                                 =============    =============    =============
----------------------------------------------------------------------------------------------------------------------------------
FOR THE FISCAL YEAR ENDED JUNE 30, 2003
                                                                                                      SELECT           SELECT
                                                                                                   BANKING AND       TECHNOLOGY
                                                                                  GROWTH FUND      FINANCE FUND         FUND
                                                                                 -------------    -------------    -------------
OPERATIONS
     Net investment income/(loss) .........................................      $    (863,918)   $      20,232    $     (65,373)
     Net realized gain/(loss)
              Investments .................................................        (10,131,838)         851,591         (870,592)
     Change in unrealized appreciation/(depreciation) on:
              Investments .................................................         10,036,527        6,298,246          991,235
              NET INCREASE/(DECREASE) IN NET ASSETS                              -------------    -------------    -------------
                RESULTING FROM OPERATIONS .................................           (959,229)       7,170,069           55,270
                                                                                 -------------    -------------    -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income - Class A ......................................                 --               --               --
     Net investment income - Class C ......................................                 --               --               --
     Net realized capital gain - Class A ..................................                 --         (631,774)              --
     Net realized capital gain - Class C ..................................                 --         (155,228)              --
                                                                                 -------------    -------------    -------------
            TOTAL DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS .............                 --         (787,002)              --
                                                                                 -------------    -------------    -------------

CAPITAL SHARE TRANSACTIONS
     Net increase/(decrease) in net assets resulting from
              capital share transactions ..................................         (2,386,351)      39,520,392         (503,522)
                                                                                 -------------    -------------    -------------
TOTAL INCREASE/(DECREASE) IN NET ASSETS ...................................         (3,345,580)      45,903,459         (448,252)
NET ASSETS
     Beginning of period ..................................................         86,310,266       41,143,488        3,220,896
                                                                                 -------------    -------------    -------------
     End of period ........................................................      $  82,964,686    $  87,046,947    $   2,772,644
                                                                                 =============    =============    =============

26                                                                               See accompanying Notes to Financial Statements

----------------------------------------------------------------------------------------------------------------------------------
==================================================================================================================================
EMERALD MUTUAL FUNDS
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
GROWTH FUND

                                                                                  FOR THE
                                                                              SIX MONTHS ENDED       FOR THE          FOR THE
                                                                             DECEMBER 31, 2003     YEAR ENDED       YEAR ENDED
                                                                                 (UNAUDITED)      JUNE 30, 2003    JUNE 30, 2002
                                                                                   CLASS A           CLASS A          CLASS A
                                                                             ------------------   --------------   --------------
Net Asset Value, Beginning of Period ...................................       $     10.21         $   10.26         $  12.50
                                                                               -----------         ---------         --------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net investment loss ....................................................             (0.08)            (0.10)(1)        (0.10)(1)
Net realized and unrealized gain/(loss) on
  investments ..........................................................              2.87              0.05            (2.14)
                                                                               -----------         ---------         --------
    Total from investment operations ...................................              2.79             (0.05)           (2.24)
                                                                               -----------         ---------         --------

LESS DISTRIBUTIONS
------------------
    Distributions fom net realized capital gain ........................                --                --               --
                                                                               -----------         ---------         --------
    Net asset Value, End of Period .....................................       $     13.00         $   10.21         $  10.26
                                                                               ===========         =========         ========
TOTAL RETURN* ..........................................................             27.33             (0.49)%         (17.92)%


RATIOS/SUPPLEMENTAL DATA                                                       $   103,932         $  78,060         $ 82,805
Net assets, end of period (in 000s) ....................................              1.58%(2)          1.73%            1.62%
Ratio of expenses to average net assets ................................             (1.31)(2)         (1.14)%          (0.88)%
Ratio of net investment (loss) to average net assets ...................                32%               79%              61%

*  Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
** On July 1, 2000, the Class C Shares went effective and the existing class of shares was designated Class A Shares.
(1) Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(2) Annualized.

See accompanying Notes to Financial Statements                                                                                 27

----------------------------------------------------------------------------------------------------------------------------------
==================================================================================================================================
EMERALD MUTUAL FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED
----------------------------------------------------------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
GROWTH FUND

                                                                                  FOR THE
                                                                                 YEAR ENDED          FOR THE          FOR THE
                                                                               JUNE 30, 2001       YEAR ENDED       YEAR ENDED
                                                                                  CLASS A**       JUNE 30, 2000    JUNE 30, 1999
                                                                               -------------      -------------    -------------
Net Asset Value, Beginning of Period ...................................       $     18.31          $   11.70         $  13.03
                                                                               -----------          ---------         --------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net investment loss ....................................................             (0.05)(1)          (0.12)           (0.01)
Net realized and unrealized gain/(loss) on
  investments ..........................................................             (1.58)              7.79            (1.18)
                                                                               -----------          ---------         --------
    Total from investment operations ...................................             (1.63)              7.67            (1.19)
                                                                               -----------          ---------         --------

LESS DISTRIBUTIONS
------------------
Distributions fom net realized capital gain ............................             (4.18)             (1.06)           (0.14)
                                                                               -----------          ---------         --------
Net asset Value, End of Period .........................................       $     12.50          $   18.31         $  11.70
                                                                               ===========          =========         ========
TOTAL RETURN* ..........................................................             (9.62)%            66.58%           (9.24)%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s) ....................................       $   107,325            136,649      $    98,977
Ratio of expenses to average net assets ................................              1.56%              1.45%            1.56%
Ratio of net investment (loss) to average net assets ...................             (0.40)%            (0.66)%          (0.11)%
Portfolio turnover rate ................................................                60%               102%              88%

*   Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
**  On July 1, 2000, the Class C Shares went effective and the existing class of shares was designated Class A Shares.
(1) Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(2) Annualized

28                                                                                   See accompanying Notes to Financial Statements


----------------------------------------------------------------------------------------------------------------------------------
==================================================================================================================================
EMERALD MUTUAL FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED
----------------------------------------------------------------------------------------------------------------------------------

FOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD
GROWTH FUND

                                                                 FOR THE SIX
                                                                 MONTHS ENDED          FOR THE          FOR THE         FOR THE
                                                               DECEMBER 31, 2003     YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                                  (UNAUDITED)      JUNE 30, 2003    JUNE 30, 2002    JUNE 30, 2001
                                                                    CLASS C           CLASS C           CLASS C        CLASS C**
                                                               -----------------   -------------    -------------    -------------
Net Asset Value, Beginning of Period .......................       $    10.02        $    10.14       $    12.43      $    18.31
                                                                   ----------        ----------       ----------      ----------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net investment loss ........................................            (0.18)            (0.16)(1)        (0.17)(1)       (0.13)(1)
Net realized and unrealized (loss) on investments ..........             2.88              0.04            (2.12)          (1.57)
                                                                   ----------        ----------       ----------      ----------
     Total from investment operations ......................             2.70             (0.12)           (2.29)          (1.70)
                                                                   ----------        ----------       ----------      ----------
LESS DISTRIBUTIONS
------------------
Distributions fom net realized capital gain ................               --                --               --           (4.18)
                                                                   ----------        ----------       ----------      ----------
Net Asset Value, End of Period .............................       $    12.72        $    10.02       $    10.14      $    12.43
                                                                   ==========        ==========       ==========      ==========
Total Return* ..............................................            26.95%           (1.18)%          (18.42)%        (10.08)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s) ........................       $   10,009        $    4,905       $    3,505      $    1,434
Ratio of operating expenses to average net assets ..........             2.23%(2)          2.38%            2.27%           2.21%
Ratio of net investment (loss) to average net assets .......            (1.96)(2)         (1.79)%          (1.53)%         (1.05)%
Portfolio turnover rate ....................................               32%               79%              61%             60%

*    Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
**   On July 1, 2000, the Class C Shares went effective and the existing class of shares was designated Class A Shares.
(1)  Net investment loss per share represents net investment loss divided by the average shares outstanding  throughout the period.
(2)  Annualized

See accompanying Notes to Financial Statements                                                                                   29

----------------------------------------------------------------------------------------------------------------------------------
==================================================================================================================================
EMERALD MUTUAL FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED
----------------------------------------------------------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
SELECT BANKING AND FINANCE FUND

                                                                                FOR THE
                                                                            SIX MONTHS ENDED         FOR THE          FOR THE
                                                                            DECEMBER 31, 2003       YEAR ENDED      YEAR ENDED
                                                                              (UNAUDITED)         JUNE 30, 2003    JUNE 30, 2002
                                                                                CLASS A              CLASS A          CLASS A
                                                                            -----------------     -------------    -------------
Net Asset Value, Beginning of Period ...................................         $    19.89       $    18.36         $    15.55
                                                                                 ----------       ----------         ----------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net investment income ..................................................              (0.01)(1)         0.03(1)            0.05(1)
Net realized and unrealized gain/(loss) on invetsments .................               5.01             1.84               3.01
                                                                                 ----------       ----------         ----------
         Total from investment operations ..............................               5.00             1.87               3.06
                                                                                 ----------       ----------         ----------
LESS DISTRIBUTIONS
------------------
Dividends from net investment income ...................................              (0.01)              --              (0.08)
Dividends in excess of net investment income ...........................                 --               --                 --
Distributions fom net realized capital gain ............................              (0.18)           (0.34)             (0.17)
                                                                                 ----------       ----------         ----------
         Total distributions ...........................................              (0.19)           (0.34)             (0.25)
                                                                                 ----------       ----------         ----------
Net Asset Value, End of Period .........................................         $    24.70       $    19.89              18.36
                                                                                 ==========       ==========         ==========
Total Return* ..........................................................              25.24%           10.46%             19.96%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s) ....................................         $  116,462       $   59,565         $   34,933
Ratio of operating expenses to average net assets
  before reimbursement by Adviser and waivers ..........................               1.77%(3)         1.98%              2.26%
Ratio of operating expenses to average net assets
  after reimbursement by Adviser and waivers ...........................                n/a(2)           n/a(2)             n/a(2)
Ratio of net investment income/(loss) to average net assets
  before reimbursement by Adviser and waivers ..........................              (0.05)(3)         0.21%              0.28%
Ratio of net investment income/(loss) to average net assets
  after reimbursement by Adviser and waivers ...........................                n/a(2)          n/a(2)              n/a(2)
Portfolio turnover rate ................................................                 13%              47%                27%

*    Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
**   On July 1, 2000, the Class C Shares went effective and the existing class of shares was designated Class A Shares.
(1)  Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(2)  Not applicable: no reimbursements were made by the Adviser.
(3)  Annualized.

30                                                                                  See accompanying Notes to Financial Statements

----------------------------------------------------------------------------------------------------------------------------------
==================================================================================================================================
EMERALD MUTUAL FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED
----------------------------------------------------------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
SELECT BANKING AND FINANCE FUND

                                                                              FOR THE
                                                                             YEAR ENDED             FOR THE              FOR THE
                                                                            JUNE 30, 2001          YEAR ENDED          YEAR ENDED
                                                                              CLASS A**          JUNE 30, 2000       JUNE 30, 1999
                                                                            -------------        -------------       -------------
Net Asset Value, Beginning of Period ...................................     $    11.20           $    13.36          $    13.42
                                                                             ----------           ----------          ----------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net investment income ..................................................           0.18(1)              0.08               (0.01)
Net realized and unrealized gain/(loss) on invetsments .................           4.34                (2.20)              (0.05)
                                                                             ----------           ----------          ----------
         Total from investment operations ..............................           4.52                (2.12)              (0.06)
                                                                             ----------           ----------          ----------
LESS DISTRIBUTIONS
------------------
    Dividends from net investment income ...............................          (0.17)               (0.03)                 --
    Dividends in excess of net investment income .......................             --                (0.01)                 --
    Distributions fom net realized capital gain ........................             --                   --                  --
                                                                             ----------           ----------          ----------
         Total distributions ...........................................          (0.17)               (0.04)                 --
                                                                             ----------           ----------          ----------
Net Asset Value, End of Period .........................................     $    15.55           $    11.20          $    13.36
                                                                             ==========           ==========          ==========
Total Return* ..........................................................          40.72%              (15.91)%             (0.45)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s) ....................................     $   14,822           $   10,947          $   13,131
Ratio of operating expenses to average net assets
  before reimbursement by Adviser and waivers ..........................           2.94%(3)             2.60%               2.60%
Ratio of operating expenses to average net assets
  after reimbursement by Adviser and waivers ...........................           2.35%                2.35%               2.35%
Ratio of net investment income/(loss) to average net assets
  before reimbursement by Adviser and waivers ..........................           0.79%                0.51%              (0.31)%
Ratio of net investment income/(loss) to average net assets
  after reimbursement by Adviser and waivers ...........................           1.38%                0.76%              (0.05)%
Portfolio turnover rate ................................................             55%                  46%                158%

*    Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
**   On July 1, 2000, the Class C Shares went effective and the existing class of shares was designated Class A Shares.
(1)  Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(2)  Not applicable: no reimbursements were made by the Adviser.
(3)  Annualized.

See accompanying Notes to Financial Statements                                                                                   31

----------------------------------------------------------------------------------------------------------------------------------
==================================================================================================================================
EMERALD MUTUAL FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED
----------------------------------------------------------------------------------------------------------------------------------

FOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD
SELECT BANKING AND FINANCE FUND

                                                                        FOR THE
                                                                    SIX MONTHS ENDED      FOR THE        FOR THE        FOR THE
                                                                    DECEMBER 31, 2003   YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                                       (UNAUDITED)     JUNE 30, 2003  JUNE 30, 2002  JUNE 30, 2001
                                                                         CLASS C          CLASS C         CLASS C      CLASS C**
                                                                    -----------------  -------------  -------------  -------------
Net Asset Value, Beginning of Period ...........................       $    19.62       $    18.24     $    15.47     $    11.20
                                                                       ----------       ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net investment income/(loss) ...................................            (0.08)(1)        (0.08)(1)      (0.06)(1)       0.10(1)
Net realized and unrealized gain/(loss)
   on invetsments ..............................................             4.92             1.80           3.00           4.34
                                                                       ----------       ----------     ----------     ----------
     Total from investment operations ..........................             4.84             1.72           2.94           4.44
                                                                       ----------       ----------     ----------     ----------
LESS DISTRIBUTIONS
------------------
Dividends from net investment income ...........................               --               --             --          (0.17)
Distributions fom net realized capital gain ....................            (0.18)           (0.34)         (0.17)            --
                                                                       ==========       ==========     ==========     ==========
         Total distributions ...................................            (0.18)           (0.34)         (0.17)         (0.17)
                                                                       ==========       ==========     ==========     ==========
Net Asset Value, End of Period .................................       $    24.28       $    19.62     $    18.24     $    15.47
                                                                       ==========       ==========     ==========     ==========
Total Return* ..................................................            24.79%            9.69%         19.22%         40.00%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s) ............................       $   65,588       $   27,482     $    6,210     $      513
Ratio of operating expenses to average
 net assets before reimbursement by Adviser
 and waivers ...................................................             2.42%(3)         2.63%          2.91%          3.59%
Ratio of operating expenses to average
 net assets after reimbursement
 by Adviser and waivers ........................................              n/a(2)           n/a(2)         n/a(2)        3.00%
Ratio of net investment income/(loss)
 to average net assets before reimbursement
   by Adviser and waivers ......................................            (0.70)(3)        (0.44)%        (0.37)%         0.14%
Ratio of net investment income/(loss)
  to average net assets after reimbursement
  by Adviser and waivers .......................................              n/a(2)           n/a(2)         n/a(2)        0.73%
Portfolio turnover rate ........................................               13%              47%            27%            55%

*    Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
**   On July 1, 2000, the Class C Shares went effective and the existing class of shares was designated Class A Shares.
(1)  Net investment income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(2)  Not applicable: no reimbursements were made by the Adviser.
(3)  Annualized.

32                                                                                   See accompanying Notes to Financial Statements

----------------------------------------------------------------------------------------------------------------------------------
==================================================================================================================================
EMERALD MUTUAL FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED
----------------------------------------------------------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
SELECT TECHNOLOGY FUND

                                                                              FOR THE
                                                                          SIX MONTHS ENDED         FOR THE            FOR THE
                                                                          DECEMBER 31, 2003       YEAR ENDED         YEAR ENDED
                                                                             (UNAUDITED)         JUNE 30, 2003      JUNE 30, 2002
                                                                              CLASS A               CLASS A             CLASS A
                                                                          -----------------      -------------      --------------
Net Asset Value, Beginning of Period ...................................      $     5.64           $     5.38         $    12.15
                                                                              ----------           ----------         ----------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net investment loss ....................................................           (0.09)               (0.12)             (0.20)(1)
Net realized and unrealized gain/(loss) on investments .................            2.30                 0.38              (6.15)
                                                                              ----------           ----------         ----------
   Total from investment operations ....................................            2.21                 0.26              (6.35)
                                                                              ----------           ----------         ----------
LESS DISTRIBUTIONS
------------------
Dividends from net realized capital gain ...............................              --                   --              (0.42)
                                                                              ----------           ----------         ----------
Net Asset Value, End of Period .........................................      $     7.85           $     5.64         $     5.38
                                                                              ==========           ==========         ==========
Total Return* ..........................................................           39.18%                4.83%            (53.76)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s) ....................................      $    3,783           $    2,572         $    3,132
Ratio of operating expenses to average net assets
  before reimbursement by Adviser and waivers ..........................            2.81%(3)             4.99%              4.66%
Ratio of operating expenses to average net assets
  after reimbursement by Adviser and waivers excluding
  dividends on short positions .........................................            2.78%(3)             2.90%              2.90%
Ratio of operating expenses to average net assets
  after reimbursement by Adviser and waivers ...........................            2.78%(3)             2.90%              2.90%
Ratio of net investment (loss) to average net assets
  before reimbursement by Adviser and waivers ..........................           (2.72)(3)            (4.78)%            (4.26)%
Ratio of net investment (loss) to average net assets
  after reimbursement by Adviser and waivers ...........................           (2.69)               (2.69)%            (2.50)%
Portfolio turnover rate ................................................              26%                 151%               249%

*    Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
**   On July 1, 2000, the Class C Shares went effective and the existing class of shares was designated Class A Shares.
(1)  Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(2)  Not applicable: no reimbursements were made by the Adviser.
(3)  Annualized.

See accompanying Notes to Financial Statements                                                                                   33

----------------------------------------------------------------------------------------------------------------------------------
==================================================================================================================================
EMERALD MUTUAL FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED
----------------------------------------------------------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
SELECT TECHNOLOGY FUND

                                                                               FOR THE              FOR THE            FOR THE
                                                                             YEAR ENDED            YEAR ENDED         YEAR ENDED
                                                                            JUNE 30, 2001        JUNE 30, 2000      JUNE 30, 1999
                                                                              CLASS A**             CLASS A             CLASS A
                                                                            -------------        -------------      -------------
Net Asset Value, Beginning of Period ...................................    $    29.59             $    12.17         $    12.09
                                                                            ----------             ----------         ----------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------                                                (0.43)(2)              (0.55)(1)          (0.22)(1)
Net investment loss ....................................................
Net realized and unrealized gain/(loss) on invetsments .................        (13.01)                 18.62               0.30
                                                                            ----------             ----------         ----------
    Total from investment operations ...................................        (13.44)                 18.07               0.08
                                                                            ----------             ----------         ----------
LESS DISTRIBUTIONS
------------------
Dividends from net realized capital gain ...............................         (4.00)                 (0.65)                --
                                                                            ----------             ----------         ----------
Net Asset Value, End of Period .........................................    $    12.15             $    29.59         $    12.17
                                                                            ==========             ==========         ==========
Total Return* ..........................................................        (51.80)%               148.95%              0.66%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s) ....................................    $    8,054                 19,390         $    9,056
Ratio of operating expenses to average net assets
  before reimbursement by Adviser and waivers ..........................          3.41%                  2.67%              3.01%
Ratio of operating expenses to average net assets
  after reimbursement by Adviser and waivers excluding
Ratio of operating expenses to average net assets
  after reimbursement by Adviser and waivers ...........................          2.90%                   n/a(2)            2.90%
  dividends on short positions .........................................          2.90%                   n/a(2)            2.94%
Ratio of net investment (loss) to average net assets
  before reimbursement by Adviser and waivers ..........................         (2.76)%                (2.17)%            (2.27)%
Ratio of net investment (loss) to average net assets
  after reimbursement by Adviser and waivers ...........................         (2.25)%                  n/a(2)           (2.16)%
Portfolio turnover rate ................................................           193%                   199%               200%

*    Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
**   On July 1, 2000, the Class C Shares went effective and the existing class of shares was designated Class A Shares.
(1)  Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(2)  Not applicable: no reimbursements were made by the Adviser.
(3)  Annualized.

34                                                                                   See accompanying Notes to Financial Statements

----------------------------------------------------------------------------------------------------------------------------------
==================================================================================================================================
EMERALD MUTUAL FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED
----------------------------------------------------------------------------------------------------------------------------------

FOR C SHARE OUTSTANDING THROUGHOUT EACH PERIOD
SELECT TECHNOLOGY FUND

                                                                        FOR THE
                                                                    SIX MONTHS ENDED      FOR THE        FOR THE       FOR THE
                                                                    DECEMBER 31, 2003    YEAR ENDED     YEAR ENDED    YEAR ENDED
                                                                       (UNAUDITED)     JUNE 30, 2003  JUNE 30, 2002  JUNE 30, 2001
                                                                         CLASS C          CLASS C         CLASS C      CLASS C**
                                                                    -----------------  -------------  -------------  -------------
Net Asset Value, Beginning of Period ...........................       $     5.56        $     5.33     $    12.10    $    29.59
                                                                       ----------        ----------     ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------
Net investment loss ............................................            (0.11)(1)         (0.15)(1)      (0.24)(1)     (0.37)
Net realized and unrealized gain/(loss)
  on invetsments ...............................................             2.27              0.38          (6.11)       (13.12)
                                                                       ----------        ----------     ----------    ----------
         Total from investment operations ......................             2.16              0.23          (6.35)       (13.49)
                                                                       ----------        ----------     ----------    ----------
LESS DISTRIBUTIONS
------------------
Dividends from net realized capital gain .......................               --                --          (0.42)        (4.00)
                                                                       ----------        ----------     ----------    ----------
Net Asset Value, End of Period .................................       $     7.72        $     5.56     $     5.33    $    12.10
                                                                       ==========        ==========     ==========    ==========
Total Return* ..................................................            38.85%             4.32%        (53.99)%      (52.00)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s) ............................       $      413        $      201     $       89    $      301
Ratio of operating expenses to average
   net assets before reimbursement by Adviser
   and waivers .................................................             3.31%(2)          5.49%          5.16%         3.91%
Ratio of operating expenses to average
   net assets after reimbursement
   by Adviser and waivers ......................................             3.28%(2)          3.40%          3.40%         3.40%
Ratio of net investment (loss)
   to average net assets before reimbursement
     by Adviser and waivers ....................................            (3.22)(2)         (5.28)%        (4.76)%       (3.26)%
Ratio of net investment (loss)
     to average net assets after reimbursement
     by Adviser and waivers ....................................            (3.19)(2)         (3.19)%        (3.00)%       (2.75)%
Portfolio turnover rate ........................................               26%              151%           249%          193%

*   Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
**  On July 1, 2000, the Class C Shares went effective and the existing class of shares was designated Class A Shares.
(1) Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(2) Annualized.

See accompanying Notes to Financial Statements                                                                                   35

--------------------------------------------------------------------------------
================================================================================
EMERALD MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      DECEMBER 31, 2003
--------------------------------------------------------------------------------

NOTE 1 -- DESCRIPTION OF FUNDS

     The HomeState Group (the "Trust"), an open-end management investment company, was established as a Pennsylvania common law trust on August 26, 1992, and is registered under the Investment Company Act of 1940, as amended. The Trust has established three series: the Emerald Growth Fund, the Emerald Select Banking and Finance Fund and the Emerald Select
     Technology Fund (each a "Fund" and collectively, the "Funds"). Effective July 1, 2000, the Board voted to name the Fund family the Emerald Mutual Funds.

     The Emerald Growth Fund commenced operations on October 1, 1992. The investment objective of the Fund is long-term growth of capital through capital appreciation. To pursue its objective, the Fund will invest at least 80% of its total assets in common stocks, preferred stocks and securities convertible into common and preferred stocks. Prior to July 1, 2001, the Fund was named the HomeState Pennsylvania Growth Fund and had a narrower investment objective.

     The Emerald Select Banking and Finance Fund commenced operations on February 18, 1997. The investment objective of the Fund is long-term growth through capital appreciation. Income is a secondary objective. To pursue its objective, the Fund will invest at least 80% of its total assets in a diversified portfolio of banking and financial services companies. Prior to October 20, 1998, the Fund was named the HomeState Select Opportunities Fund and had a different investment objective.

     The Emerald Select Technology Fund commenced operations on October 31, 1997. The investment objective of the Fund is to seek capital appreciation by investing in a non-diversified portfolio of equity securities of public companies in the technology sector. To pursue its objective, the Fund will invest at least 80% of its total assets in such companies. Prior to February 29, 2000, the Fund was named HomeState Year 2000 Fund and had a narrower investment objective.

     The Funds issued a second class of shares, Class C Shares, and renamed the initial class as Class A Shares on July 1, 2000. The two classes differ principally in their respective distribution expenses and arrangements as well as their respective sale and contingent deferred sales charge arrangements. Both classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

     Class A Shares are subject to an initial sales charge of 4.75% imposed at the time of purchase. Class C Shares are subject to an initial sales charge of 1.00% imposed at the time of purchase, as well as a contingent deferred sales charge ("CDSC") for redemptions made within one year of purchase, in accordance with the Fund's prospectus. The CDSC is 1.00% of the lesser of the current market value or the cost of shares being redeemed.

     Certain funds invest a high percentage of their assets in specific sectors of the market, especially technology, banking and financial. As a result, the economic and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on the fund's net asset value and will cause its shares to fluctuate more than if the fund did not concentrate in investments in a particular sector.

--------------------------------------------------------------------------------
================================================================================
EMERALD MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED                     DECEMBER 31, 2003
--------------------------------------------------------------------------------

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the trust:

     SECURITY VALUATION -- Investment securities and securities sold short traded on a national securities exchange are valued at the last reported sales price on the security's principal exchange, which is usually at 4:00 p.m. Eastern time, unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing asked and bid prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing asked and bid price is used. An option contract is valued at the last sales price as quoted on the principal exchange on which such option is traded, or in the absence of a sale, the mean between the last bid and ask prices. Debt securities with maturities of sixty days or less are valued at amortized cost, which approximates market value. Where market quotations are not readily available, securities are valued using methods, which the Board of Trustees believe, in good faith, accurately reflects their fair value.

     INCOME REGOGNITION -- Interest income is accrued as earned. Dividend income and expense for securities sold short is recorded on the ex-dividend date. Income, expense (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the fair value of settled shares. Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. All discounts and premiums are amortized on the effective interest method for tax and financial reporting purposes.

     SECURITIES TRANSACTIONS -- Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined using the first-in, first-out (FIFO) cost method.

     DISTRIBUTIONS TO SHAREHOLDERS -- The Funds record distributions to shareholders on the ex-dividend date. Net gains realized from securities transactions, if any, would normally be distributed to shareholders in August and December. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the difference arises. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

     FEDERAL INCOME TAXES -- The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies, including the distribution of all of their taxable income and realized capital gains. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and

--------------------------------------------------------------------------------
================================================================================
EMERALD MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED                     DECEMBER 31, 2003
--------------------------------------------------------------------------------

     liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     OPTION WRITING/PURCHASING -- The Emerald Select Banking and Finance Fund and the Emerald Select Technology Fund may write or purchase financial options contracts solely for the purpose of hedging their existing portfolio securities, or securities that the funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the funds write or purchase an option, an amount equal to the premium received or paid by the funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by the funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the funds have realized a gain or loss on investment transactions. The funds as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option.

     SHORT SALES -- The Emerald Select Banking and Finance Fund and the Emerald Select Technology Fund may sell securities short. Short sales are transactions in which the funds sell a security they do not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the funds must borrow the security to deliver to the buyer. The funds then are obligated to replace the security borrowed by purchasing it in the open market at some later date. The funds will incur a loss if the market price of the security increases between the date of the short sale and the date on which the funds replace the borrowed security. The funds will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The funds maintain collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The funds are liable for any dividends payable on securities while those securities are in a short position.

     OTHER -- Certain prior year amounts have been reclassified to conform to current year presentation.

NOTE 3 -- CAPITAL STOCK

     At December 31, 2003, each Fund had an authorized unlimited number of shares of beneficial interest with no par value.

     The follow table summarizes the capital share transactions of each Fund:

--------------------------------------------------------------------------------
================================================================================
EMERALD MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED                     DECEMBER 31, 2003
--------------------------------------------------------------------------------

GROWTH FUND

                                   FOR THE PERIOD ENDED          FOR THE YEAR ENDED
                                     DECEMBER 31, 2003              JUNE 30, 2003
                                 ------------------------    --------------------------
                                         CLASS A                     CLASS A
                                 ------------------------    --------------------------
                                   SHARES       AMOUNT         SHARES         AMOUNT
                                 ----------  ------------    ----------    ------------
Sales .........................   1,298,990  $ 15,460,392     3,369,304    $ 29,767,827
Reinvested distributions.......          --            --            --              --
Redemptions....................    (951,609)  (11,349,848)   (3,789,010)    (33,445,226)
                                  ---------  ------------    ----------    ------------
Net increase (decrease)........     347,381  $  4,110,544      (419,706)   $ (3,677,399)
                                  ---------  ============    ----------    ============
SHARES OUTSTANDING:
   Beginning of period.........   7,647,180                   8,066,886
                                  ---------                  ----------
   End of period...............   7,994,561                   7,647,180
                                  =========                  ==========

                                   FOR THE PERIOD ENDED           FOR THE YEAR ENDED
                                     DECEMBER 31, 2003              JUNE 30, 2003
                                 ------------------------    --------------------------
                                         CLASS C                     CLASS C
                                 ------------------------    --------------------------
                                   SHARES       AMOUNT         SHARES         AMOUNT
                                 ----------   -----------    ----------    ------------
Sales..........................     342,223   $ 4,037,238       223,373    $  1,979,685
Reinvested distributions.......          --            --            --              --
Redemptions....................     (44,748)     (533,904)      (79,534)       (688,637)
                                 ----------   -----------    ----------    ------------
Net increase (decrease)........     297,475   $ 3,503,334       143,839    $  1,291,048
                                 ----------   ===========    ----------    ============

SHARES OUTSTANDING:
   Beginning of period.........     489,529                     345,690
                                 ----------                  ----------
   End of period...............     787,004                     489,529
                                 ==========                  ==========

Total Net Increase (Decrease)..               $ 7,613,878                  $ (2,386,351)
                                              ===========                  ============

--------------------------------------------------------------------------------
================================================================================
EMERALD MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED                     DECEMBER 31, 2003
--------------------------------------------------------------------------------

SELECT BANKING AND FINANCE FUND

                                   FOR THE PERIOD ENDED           FOR THE YEAR ENDED
                                     DECEMBER 31, 2003              JUNE 30, 2003
                                 ------------------------    --------------------------
                                         CLASS A                     CLASS A
                                 ------------------------    --------------------------
                                   SHARES      AMOUNT          SHARES        AMOUNT
                                 ----------  ------------    ----------    ------------
Sales..........................   2,015,675  $ 45,265,894     2,369,609    $ 42,220,507
Reinvested distributions.......      26,278       592,917        32,653         561,072
Redemptions....................    (321,730)   (7,123,940)   (1,309,520)    (22,280,216)
                                  ---------  ------------    ----------    ------------
Net increase (decrease)........   1,720,223  $ 38,734,871     1,092,742    $ 20,501,363
                                  ---------  ============    ----------    ============

SHARES OUTSTANDING:
      Beginning of period......   2,995,028                   1,902,286
                                  ---------                  ----------
      End of period............   4,715,251                   2,995,028
                                  =========                  ==========

                                   FOR THE PERIOD ENDED           FOR THE YEAR ENDED
                                     DECEMBER 31, 2003              JUNE 30, 2003
                                  -----------------------    --------------------------
                                         CLASS C                     CLASS C
                                  -----------------------    --------------------------
                                   SHARES      AMOUNT          SHARES         AMOUNT
                                  ---------  ------------    ----------    ------------
Sales..........................   1,340,148  $ 29,712,410     1,095,725    $ 19,616,804
Reinvested distributions.......      11,968       267,327         8,541         145,578
Redemptions....................     (52,309)   (1,171,987)      (43,826)       (743,353)
                                  ---------  ------------    ----------    ------------
Net increase (decrease)........   1,299,807  $ 28,807,750     1,060,440    $ 19,019,029
                                  ---------  ============    ----------    ============

SHARES OUTSTANDING:
      Beginning of period......   1,400,962                     340,522
                                  ---------                  ----------
      End of period............   2,700,769                   1,400,962
                                  =========                  ==========

Total Net Increase (Decrease)..              $ 67,542,621                  $ 39,520,392
                                             ============                  ============

--------------------------------------------------------------------------------
================================================================================
EMERALD MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED                     DECEMBER 31, 2003
--------------------------------------------------------------------------------

SELECT TECHNOLOGY FUND

                                   FOR THE PERIOD ENDED           FOR THE YEAR ENDED
                                     DECEMBER 31, 2003              JUNE 30, 2003
                                 ------------------------    --------------------------
                                         CLASS A                     CLASS A
                                 ------------------------    --------------------------
                                   SHARES      AMOUNT          SHARES         AMOUNT
                                 ----------  ------------    ----------    ------------
Sales..........................      65,273  $    453,765        63,360    $    306,900
Reinvested distributions.......          --            --            --              --
Redemptions....................     (39,682)     (278,401)     (189,450)       (890,405)
                                 ----------  ------------    ----------    ------------
Net increase (decrease)........      25,591  $    175,364      (126,090)   $   (583,505)
                                 ----------  ============    ----------    ============

SHARES OUTSTANDING:
      Beginning of period......     456,260                     582,350
                                 ----------                  ----------

      End of period............     481,851                     456,260
                                 ==========                  ==========

                                   FOR THE PERIOD ENDED           FOR THE YEAR ENDED
                                     DECEMBER 31, 2003              JUNE 30, 2003
                                 ------------------------    --------------------------
                                         CLASS C                     CLASS C
                                 ------------------------    --------------------------
                                   SHARES      AMOUNT          SHARES         AMOUNT
                                 ----------  ------------    ----------    ------------
Sales..........................      22,317  $    138,971        20,250    $     83,480
Reinvested distributions.......          --            --            --              --
Redemptions....................      (4,920)      (33,244)         (806)         (3,497)
                                 ----------  ------------    ----------    ------------
Net increase (decrease)........      17,397  $    105,727        19,444    $     79,983
                                 ----------  ============    ----------    ============

SHARES OUTSTANDING:
      Beginning of period......      36,068                      16,624
                                 ----------                  ----------
      End of period............      53,465                      36,068
                                 ==========                  ==========

Total Net Increase (Decrease)..              $    281,091                  $   (503,522)
                                             ============                  ============

NOTE 4 -- INVESTMENT TRANSACTIONS

     During the six months ended December 31, 2003, purchases and sales of investment securities (excluding securities sold short, options, and short-term investments) were as follows:

                                                       SELECT BANKING    SELECT TECHNOLOGY
                                     GROWTH FUND       AND FINANCE FUND         FUND
                                    -------------      ----------------  -----------------
Purchases.....................       $36,024,799         $80,744,135          $1,312,204
Sales.........................        31,604,528          15,896,431             886,349

--------------------------------------------------------------------------------
================================================================================
EMERALD MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED                     DECEMBER 31, 2003
--------------------------------------------------------------------------------

     At December 31, 2003, the total cost of securities and the net realized gains and losses on securities sold for Federal income tax purposes are different from amounts reported for financial reporting purposes generally due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation for securities (including short sales) held by the Funds at December 31, 2003, were as follows:

                                                        TAX BASIS NET
                                         COST FOR        UNREALIZED      TAX BASIS GROSS  TAX BASIS GROSS
                                      FEDERAL INCOME    APPRECIATION       UNREALIZED       UNREALIZED
FUND                                   TAX PURPOSES    (DEPRECIATION)     APPRECIATION     DEPRECIATION
----                                  --------------   --------------   ----------------  ---------------
Growth Fund......................      $ 80,894,973     $32,572,701       $34,757,388      $(2,184,687)
Select Banking and Finance Fund..       147,633,523      37,376,265        37,846,796         (470,531)
Select Technology Fund...........         2,730,657       1,429,051         1,513,606          (84,555)

     At June 30, 2003, undistributed ordinary income and long-term capital gains for tax purposes are as follows:

                                     UNDISTRIBUTED       LONG-TERM      CAPITAL LOSS        POST-OCTOBER
                                    ORDINARY INCOME    CAPITAL GAINS    CARRYFORWARDS         LOSSES
                                    ---------------    -------------    -------------      --------------
Growth Fund......................           $    --              --       $10,087,274       $1,287,878
Select Banking and Finance Fund..            20,232        $588,165                --               --
Select Technology Fund...........                --              --         9,024,907               --

     The Growth Fund realized, on a tax basis, post-October losses through June 30, 2003 of $1,287,878, which are not recognized for tax purposes until the first day of the following fiscal year.

     At June 30, 2003, the Growth Fund had accumulated capital loss carryforwards for Federal income tax purposes of $10,087,274 of which $617,464 expires in 2010 and $9,469,810 expires in 2011 and the Select Technology Fund had accumulated capital loss carryforwards for Federal income tax purposes of $9,024,907 of which $7,175,920 expires in 2010 and $1,848,987 expires in 2011. To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryforwards. During the year ended June 30, 2003, the Funds utilized no capital loss carryovers.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of June 30, 2003, primarily attributable to certain net operating losses, which for tax purposes are not available to offset future income, were reclassified to the following accounts:

--------------------------------------------------------------------------------
================================================================================
EMERALD MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED                     DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                       UNDISTRIBUTED
                                       NET INVESTMENT
                                          INCOME          PAID IN CAPITAL
                                       --------------     ---------------
Growth Fund......................          $863,918         $(863,918)
Select Technology Fund...........            65,373           (65,373)

     The tax components of dividends paid during the six months were as follows:

                                                            LONG-TERM
                                       ORDINARY INCOME    CAPITAL GAINS
                                       ---------------    -------------
Growth Fund......................                --               --
Select Banking and Finance Fund..            $20,232      $1,057,014
Select Technology Fund...........                --               --

NOTE 5 -- EXPENSES AND TRANSACTIONS WITH AFFILIATED PARTIES

     Emerald Advisers, Inc. serves as the investment adviser (the "Adviser") to the Funds for which it receives investment advisory fees from each Fund. The fee for the Emerald Growth Fund is based on average daily net assets at the annual rate of 0.75% on assets up to and including $250 million, 0.65% for assets in excess of $250 million up to and including $500 million, 0.55% for assets in excess of $500 million up to and including $750 million, and 0.45% for assets in excess of $750 million. The fee for the Emerald Select Banking and Finance Fund and the Emerald Select Technology Fund is based on average daily net assets at the annual rate of 1.00% on assets up to and including $100 million and 0.90% for assets in excess of $100 million. Under the terms of the investment advisory agreement, Emerald Advisers, Inc., may also waive or reimburse the Funds for certain expenses. Through October 31, 2004, the Adviser has contractually agreed to waive its advisory fee and/or reimburse other expenses to the extent that the Fund's total operating expenses exceeds the following:

                                                  CLASS A         CLASS C
                                                 ---------       ---------
     Growth Fund....................                2.25%           2.90%
     Select Banking and Finance Fund                2.35%           3.00%
     Select Technology Fund.........                2.90%           3.40%

     The   following   table   summarizes   the   advisory   fees  and   expense
     waivers/reimbursements for the fiscal year ended December 31, 2003.

                                                                       ADVISORY FEE/
                                                            GROSS      OTHER EXPENSES
                                                          ADVISORY   WAIVED/REIMBURSED
                                                          --------   -----------------
Growth Fund........................................       $ 379,819       $   --
Select Banking and Finance Fund....................         638,977           --
Select Technology Fund.............................          18,027          453

--------------------------------------------------------------------------------
================================================================================
EMERALD MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED                     DECEMBER 31, 2003
--------------------------------------------------------------------------------

NOTE 6 -- OTHER AGREEMENTS

     The Emerald Growth, Emerald Select Banking and Finance, and Emerald Select Technology Funds have adopted distribution plans (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Citco Mutual Fund Distributors, Inc. ("CMFD") is the sole distributor of the trust shares pursuant to a distribution agreement with each fund. The Plans provide that the Funds will pay CMFD for services provided and expenses incurred promoting the sale of shares of the Funds or maintaining or improving services provided to shareholders by CMFD or dealers. Under the Class A Plan, the Growth and Select Banking and Finance Funds will reimburse CMFD at an annual rate up to 0.35% and the Select Technology Fund will reimburse CMFD at an annual rate up to 0.50%, payable monthly, of the average net assets attributable to such class of shares. Under the Class C Plans, the Funds will reimburse CMFD at an annual rate up to 1.00%, payable monthly, of which, 0.25% is a shareholder service fee and 0.75% is for distribution-related expenses, of the average daily net assets attributable to such class of shares. For the six months ended December 31, 2003, the Funds paid CMFD under the terms of the Plan as follows:

                                                INCURRED EXPENSES FOR               INCURRED EXPENSES FOR
                                                  SIX MONTHS ENDED                    SIX MONTHS ENDED
                                     CLASS A      DECEMBER 31, 2003     CLASS C       DECEMBER 31, 2003
                                     --------  ---------------------    -------     ----------------------
Growth Fund......................     0.35%        $ 164,259            1.00%           $ 37,113
Select Banking and Finance Fund..     0.35%          150,820            1.00%            223,386
Select Technology Fund...........     0.50%            8,120            1.00%              1,787

     Citco Mutual Fund Services, Inc. serves as transfer agent, administrator and accounting services agent for the Funds. U.S. Bank,N.A. serves as custodian for the Funds.

     The Funds' Declaration of Trust provides that each Trustee affiliated with the Funds' Adviser shall serve without compensation and each Trustee who is not so affiliated shall receive fees from each Fund and expense reimbursements for each Trustees' meeting attended. A member of the Funds' Board of Trustees who is not affiliated with the Adviser is employed as a practicing attorney and is a partner in the law firm of Duane Morris LLP the Funds' legal counsel. Legal fees aggregating $10,958.31, $13,708.86 and $418.41 were incurred by the Emerald Growth Fund, the Emerald Select Banking and Finance Fund and the Emerald Select Technology Fund, Respectively, to Duane, Morris & Hecksher, LLP during the six months ended December 31, 2003.

--------------------------------------------------------------------------------
================================================================================


                              EMERALD MUTUAL FUNDS
                              --------------------


    INVESTMENT ADVISER                                 BOARD OF TRUSTEES
-------------------------------        --------------------------------------------
   EMERALD ADVISERS, INC.                             J. BARTON HARRISON
       LANCASTER, PA                                    RICH MASTERSON
                                                   KENNETH G. MERTZ II, CFA
                                                    SCOTT C. PENWELL, ESQ.
        DISTRIBUTOR                                    H.J. ZOFFER, PHD
------------------------------
CITCO MUTUAL FUND DISTRIBUTORS
     VALLEY FORGE, PA                                   FUND MANAGEMENT
                                       --------------------------------------------
                                                    EMERALD ADVISERS, INC.
     ADMINISTRATOR AND                            1703 OREGON PIKE, SUITE 101
      TRANSFER AGENT                                    P.O. BOX 10666
-------------------------------                       LANCASTER, PA 17605
CITCO MUTUAL FUND SERVICES, INC.
     VALLEY FORGE, PA
                                                     SHAREHOLDER SERVICES
                                       --------------------------------------------
                                               CITCO MUTUAL FUND SERVICES, INC.
         CUSTODIAN                                      P.O. BOX C1100
-------------------------------                   SOUTHEASTERN, PA 19398-1100
      U.S. BANK, N.A.
      CINCINNATI, OH

                                                     TELEPHONE NUMBERS
   INDEPENDENT ACCOUNTANTS             --------------------------------------------
-------------------------------        THE FUND                      (800) 232-0224
  PRICEWATERHOUSECOOPERS LLP           MARKETING/BROKER SERVICES     (800) 232-6572
      MILWAUKEE, WI
                                                   SHAREHOLDER SERVICES
                                                      (800) 232-0224


       LEGAL COUNSEL                              24 HOUR PRICING INFORMATION
-------------------------------        --------------------------------------------
     DUANE MORRIS LLP                                   1-800-232-0224
      HARRISBURG, PA                              www.emeraldmutualfunds.com


    This report is for the general information of Fund shareholders. For more detailed information about the Fund, please consult a copy of the Fund's current prospectus. This report is not authorized for distribution to prospective investors in the Fund unless preceded
               or accompanied by a copy of the current prospectus.

================================================================================

02/04

ITEM 2.  CODE OF ETHICS.

Not applicable for Semi-Annual Reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for Semi-Annual Reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for Semi-Annual Reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable at this time.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)  Exhibit   99.CERT   Certifications   pursuant   to   Section   302  of  the
     Sarbanes-Oxley Act of 2002 is filed herewith.

(b)  Exhibit   99.906CERT   Certifications   pursuant  to  Section  906  of  the
     Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Emerald Mutual Funds

By (Signature and Title) /s/ Daniel W. Moyer IV
                         -----------------------------
                         Daniel W. Moyer IV
                         President
Date                     March 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Daniel W. Moyer IV
                         -----------------------------
                         Daniel W. Moyer IV
                         President
Date                     March 9, 2004


By (Signature and Title) /s/ Kenneth G. Mertz
                         -----------------------------
                         Kenneth G. Mertz
                         Treasurer
Date                     March 9, 2004